UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

May 31, 2007

1.800361.103

TBD-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 7.0%
		Principal Amount (l)	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Financial Realty Trust 4.375% 7/15/24		$ 50,000	$ 48,625
Nonconvertible Bonds - 7.0%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		100,000	101,500
Tenneco, Inc. 8.625% 11/15/14		805,000	851,288
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (g)		120,000	129,600
9% 7/1/15		500,000	547,500
Visteon Corp. 7% 3/10/14		690,000	607,200
			2,237,088
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		700,000	575,750
General Motors Corp.:
6.375% 5/1/08		800,000	794,000
8.25% 7/15/23		800,000	747,000
			2,116,750
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		740,000	828,800
Carriage Services, Inc. 7.875% 1/15/15		950,000	977,313
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14		300,000	318,000
10.25% 6/1/16		300,000	327,750
			2,451,863
Hotels, Restaurants & Leisure - 0.3%
Carrols Corp. 9% 1/15/13		105,000	108,675
Chukchansi Economic Development Authority 8% 11/15/13 (g)		200,000	206,500
FelCor Lodging LP 9% 6/1/11 (i)		150,000	160,125
Festival Fun Parks LLC 10.875% 4/15/14		250,000	255,625
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (g)(h)		270,000	278,100
Gaylord Entertainment Co.:
6.75% 11/15/14		1,050,000	1,048,688
8% 11/15/13		225,000	230,063
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Host Marriott LP:
6.375% 3/15/15		$ 250,000	$ 248,750
6.75% 6/1/16		100,000	101,375
7.125% 11/1/13		35,000	35,788
ITT Corp. 7.375% 11/15/15		250,000	261,750
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,385,000	2,367,113
MGM Mirage, Inc.:
5.875% 2/27/14		955,000	886,956
6% 10/1/09		50,000	50,000
6.75% 9/1/12		500,000	495,000
6.875% 4/1/16		135,000	129,094
7.625% 1/15/17		1,120,000	1,106,000
8.375% 2/1/11		180,000	188,550
Mohegan Tribal Gaming Authority 7.125% 8/15/14		40,000	40,700
MTR Gaming Group, Inc. 9.75% 4/1/10		385,000	404,250
Park Place Entertainment Corp. 7% 4/15/13		540,000	572,400
Penn National Gaming, Inc.:
6.75% 3/1/15		350,000	352,625
6.875% 12/1/11		80,000	79,800
Royal Caribbean Cruises Ltd. yankee:
7.25% 6/15/16		190,000	192,856
7.5% 10/15/27		125,000	121,875
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (g)		30,000	30,825
Seminole Hard Rock Entertainment, Inc. 7.86% 3/15/14 (g)(i)		780,000	795,600
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		70,000	71,400
7.25% 5/1/12		350,000	357,000
Six Flags, Inc.:
8.875% 2/1/10		400,000	404,500
9.625% 6/1/14		1,090,000	1,046,400
9.75% 4/15/13		730,000	709,925
Speedway Motorsports, Inc. 6.75% 6/1/13		100,000	100,000
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		250,000	262,970
Vail Resorts, Inc. 6.75% 2/15/14		310,000	310,388
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)		40,000	30,000
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.: - continued
9% 1/15/12		$ 280,000	$ 288,400
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		37,000	39,128
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14		1,060,000	1,062,650
			15,431,844
Household Durables - 0.0%
Goodman Global Holdings, Inc. 7.875% 12/15/12		680,000	693,600
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15		350,000	322,000
6.5% 1/15/14		100,000	93,000
8.875% 4/1/12		10,000	9,975
KB Home 7.25% 6/15/18		100,000	97,750
Sealy Mattress Co. 8.25% 6/15/14		50,000	52,310
Technical Olympic USA, Inc.(OLD) 8.25% 4/1/11 (g)		200,000	189,500
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		220,000	236,500
WCI Communities, Inc. 9.125% 5/1/12		35,000	34,913
			1,729,548
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		500,000	498,750
Media - 0.8%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	549,873
Cablemas SA de CV 9.375% 11/15/15		600,000	670,500
Cablevision Systems Corp.:
8% 4/15/12		185,000	187,775
9.82% 4/1/09 (i)		340,000	359,550
Charter Communications Holdings I LLC 9.92% 4/1/14		165,000	157,163
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		2,035,000	2,210,417
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		100,000	106,625
10.25% 9/15/10		615,000	655,713
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (g)		370,000	383,875
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. 6.45% 3/15/37		$ 6,141,000	$ 6,024,745
Cox Communications, Inc. 6.45% 12/1/36 (g)		1,365,000	1,347,260
CSC Holdings, Inc.:
7.25% 4/15/12		460,000	453,675
8.125% 7/15/09		365,000	378,231
Dex Media, Inc.:
0% 11/15/13 (d)		95,000	89,775
0% 11/15/13 (d)		5,000	4,725
8% 11/15/13		260,000	271,700
EchoStar Communications Corp.:
6.375% 10/1/11		450,000	451,125
6.625% 10/1/14		400,000	400,000
7.125% 2/1/16		750,000	770,625
Globo Comunicacoes e Participacoes SA 9.375%		1,790,000	1,877,817
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09		52,000	52,715
Liberty Media Corp.:
5.7% 5/15/13		450,000	425,250
8.5% 7/15/29		630,000	638,663
Net Servicos de Comunicacao SA 9.25% (g)		935,000	971,005
News America Holdings, Inc. 7.75% 12/1/45		170,000	190,018
News America, Inc. 6.2% 12/15/34		5,330,000	5,083,866
Nexstar Broadcasting, Inc. 7% 1/15/14		700,000	712,250
Nielsen Finance LLC/Co.:
0% 8/1/16 (d)(g)		300,000	218,250
10% 8/1/14 (g)		400,000	435,000
PanAmSat Corp.:
6.375% 1/15/08		200,000	199,500
9% 8/15/14		84,000	90,510
Paxson Communications Corp.:
8.6056% 1/15/12 (g)(i)		700,000	714,000
11.6056% 1/15/13 (g)(i)		400,000	419,000
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		280,000	298,200
10.375% 9/1/14 (g)		30,000	33,675
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		700,000	689,500
Time Warner Cable, Inc.:
5.85% 5/1/17 (g)		2,607,000	2,569,923
6.55% 5/1/37 (g)		3,840,000	3,782,753
Time Warner, Inc. 6.625% 5/15/29		4,415,000	4,374,475
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Valassis Communications, Inc. 8.25% 3/1/15 (g)		$ 1,475,000	$ 1,463,938
Visant Holding Corp. 8.75% 12/1/13		450,000	472,500
			41,186,160
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
7.625% 3/15/17 (g)		610,000	611,525
8% 3/15/14		60,000	61,350
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12		920,000	979,800
Michaels Stores, Inc. 10% 11/1/14 (g)		300,000	323,625
Nebraska Book Co., Inc. 8.625% 3/15/12		90,000	90,675
Sally Holdings LLC:
9.25% 11/15/14 (g)		845,000	876,688
10.5% 11/15/16 (g)		230,000	238,338
Sonic Automotive, Inc. 8.625% 8/15/13		1,265,000	1,321,925
Toys 'R' US, Inc.:
7.375% 10/15/18		445,000	391,600
7.625% 8/1/11		755,000	730,463
7.875% 4/15/13		1,290,000	1,212,600
			6,838,589
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.735% 12/15/14 (g)(i)		480,000	495,600
Jostens IH Corp. 7.625% 10/1/12		190,000	193,800
Levi Strauss & Co.:
8.875% 4/1/16		100,000	106,500
9.75% 1/15/15		180,000	196,200
12.25% 12/15/12		315,000	343,350
Warnaco, Inc. 8.875% 6/15/13		300,000	318,750
			1,654,200
TOTAL CONSUMER DISCRETIONARY			74,144,792
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Albertsons, Inc.:
7.45% 8/1/29		250,000	251,995
7.75% 6/15/26		210,000	215,250
CVS Caremark Corp. 6.302% 6/1/37 (i)		5,140,000	5,105,989
Southern States Cooperative, Inc. 10.5% 11/1/10 (g)		365,000	390,550
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Stater Brothers Holdings, Inc.:
7.75% 4/15/15 (g)		$ 520,000	$ 538,200
8.125% 6/15/12		330,000	341,550
SUPERVALU, Inc. 7.5% 11/15/14		785,000	820,325
			7,663,859
Food Products - 0.0%
Bertin Ltda 10.25% 10/5/16 (g)		205,000	231,650
Gruma SA de CV 7.75%		625,000	645,313
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		370,000	390,350
NPI Merger Corp. 9.37% 10/15/13 (g)(i)		20,000	21,000
Pierre Foods, Inc. 9.875% 7/15/12		540,000	552,150
Swift & Co.:
10.125% 10/1/09		350,000	360,500
12.5% 1/1/10		80,000	83,600
			2,284,563
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11		100,000	97,500
Tobacco - 0.0%
Reynolds American, Inc. 7.3% 7/15/15		195,000	205,969
TOTAL CONSUMER STAPLES			10,251,891
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17		130,000	132,275
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		50,000	52,440
7.75% 5/15/17		400,000	424,000
Complete Production Services, Inc. 8% 12/15/16 (g)		260,000	269,750
Hanover Compressor Co.:
7.5% 4/15/13		480,000	494,400
8.625% 12/15/10		20,000	20,900
Hanover Equipment Trust 8.75% 9/1/11		50,000	51,625
Universal Compression, Inc. 7.25% 5/15/10		290,000	297,250
			1,742,640
Oil, Gas & Consumable Fuels - 0.6%
Arch Western Finance LLC 6.75% 7/1/13		350,000	349,563
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Atlas Pipeline Partners LP 8.125% 12/15/15		$ 290,000	$ 301,600
Berry Petroleum Co. 8.25% 11/1/16		320,000	327,200
Chaparral Energy, Inc.:
8.5% 12/1/15		530,000	532,650
8.875% 2/1/17 (g)		210,000	213,150
Chesapeake Energy Corp.:
6.5% 8/15/17		300,000	297,750
6.625% 1/15/16		225,000	226,688
6.875% 1/15/16		780,000	779,025
7.5% 9/15/13		300,000	313,875
7.625% 7/15/13		200,000	212,000
7.75% 1/15/15		430,000	446,663
Drummond Co., Inc. 7.375% 2/15/16 (g)		630,000	614,250
Duke Capital LLC 6.75% 2/15/32		1,195,000	1,198,525
Duke Energy Field Services 6.45% 11/3/36 (g)		2,400,000	2,414,045
El Paso Production Holding Co. 7.75% 6/1/13		390,000	412,425
Forest Oil Corp. 7.75% 5/1/14		450,000	460,688
Foundation Pennsylvania Coal Co. 7.25% 8/1/14		50,000	50,750
Giant Industries, Inc. 8% 5/15/14		80,000	86,000
Massey Energy Co.:
6.625% 11/15/10		40,000	39,500
6.875% 12/15/13		485,000	463,175
Nakilat, Inc. 6.067% 12/31/33 (g)		3,385,000	3,257,758
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)		240,000	231,917
Nexen, Inc. 5.875% 3/10/35		240,000	219,513
Northwest Pipeline Corp. 7% 6/15/16		300,000	321,000
OPTI Canada, Inc. 8.25% 12/15/14 (g)		635,000	674,688
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		55,000	56,100
8.25% 3/15/13		390,000	408,525
Pan American Energy LLC 7.75% 2/9/12 (g)		815,000	835,375
Pemex Project Funding Master Trust:
6.625% 6/15/35		625,000	662,500
7.75%		2,268,000	2,380,200
Petrohawk Energy Corp. 9.125% 7/15/13		1,270,000	1,366,901
Petroleos de Venezuela SA 5.25% 4/12/17		205,000	167,075
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		899,993	901,118
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrozuata Finance, Inc.: - continued
8.22% 4/1/17 (g)		$ 850,000	$ 858,500
Plains All American Pipeline LP:
6.125% 1/15/17 (g)		930,000	934,876
6.65% 1/15/37 (g)		2,125,000	2,143,872
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		390,000	385,613
7.375% 7/15/13		440,000	453,200
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (g)		1,840,000	1,830,616
Ship Finance International Ltd. 8.5% 12/15/13		330,000	341,963
Southern Star Central Corp. 6.75% 3/1/16		60,000	59,328
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		440,000	458,700
Teekay Shipping Corp. 8.875% 7/15/11		30,000	32,100
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16		100,000	101,250
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (g)		215,000	218,763
Williams Companies, Inc.:
7.125% 9/1/11		255,000	267,431
7.625% 7/15/19		30,000	32,925
7.875% 9/1/21		20,000	22,375
8.125% 3/15/12		280,000	303,800
8.75% 3/15/32		165,000	195,938
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11		100,000	105,500
YPF SA 10% 11/2/28		375,000	480,938
			30,449,880
TOTAL ENERGY			32,192,520
FINANCIALS - 1.9%
Capital Markets - 0.3%
E*TRADE Financial Corp.:
7.375% 9/15/13		440,000	457,050
7.875% 12/1/15		400,000	431,000
8% 6/15/11		815,000	853,713
Goldman Sachs Group, Inc. 5.625% 1/15/17		3,200,000	3,132,093
JPMorgan Chase Capital XX 6.55% 9/29/36		5,730,000	5,666,701
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc. 6% 5/3/32 (i)		$ 3,030,000	$ 2,919,163
Morgan Stanley 4.75% 4/1/14		1,635,000	1,538,905
			14,998,625
Commercial Banks - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.167% 6/16/08 (i)		2,577,000	2,557,673
Bank of America NA:
5.3% 3/15/17		1,515,000	1,469,547
6% 10/15/36		5,040,000	4,984,656
Development Bank of Philippines 8.375% (i)		575,000	615,250
KeyCorp Capital Trust VII 5.7% 6/15/35		9,340,000	8,409,250
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		100,000	103,250
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		925,000	995,485
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		560,000	581,560
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		320,000	344,000
Wachovia Bank NA 5.85% 2/1/37		3,200,000	3,094,867
			23,155,538
Consumer Finance - 0.2%
Ford Motor Credit Co. LLC:
5.7% 1/15/10		190,000	183,398
6.625% 6/16/08		840,000	840,757
7% 10/1/13		1,050,000	1,008,000
7.8% 6/1/12		980,000	980,000
7.875% 6/15/10		340,000	343,279
8% 12/15/16		530,000	526,025
8.105% 1/13/12 (i)		220,000	220,000
8.625% 11/1/10		900,000	928,236
9.8056% 4/15/12 (i)		1,000,000	1,077,500
9.875% 8/10/11		300,000	321,362
General Motors Acceptance Corp.:
6.75% 12/1/14		1,135,000	1,127,906
6.875% 9/15/11		950,000	954,750
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.: - continued
8% 11/1/31		$ 2,165,000	$ 2,376,088
GMAC LLC 6.625% 5/15/12		390,000	388,050
Triad Acquisition Corp. 11.125% 5/1/13		190,000	181,450
			11,456,801
Diversified Financial Services - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		320,000	332,800
Cerro Negro Finance Ltd.:
(Reg. S) 7.33% 12/1/09		280,700	279,297
7.33% 12/1/09 (g)		202,100	201,090
Citigroup, Inc. 6.125% 8/25/36		11,575,000	11,581,517
El Paso Performance-Linked Trust 7.75% 7/15/11 (g)		500,000	530,000
ExIm Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for ExIm Ukraine)		700,000	717,500
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (g)		590,000	596,638
JPMorgan Chase Capital XVII 5.85% 8/1/35		7,405,000	6,944,490
NSG Holdings II, LLC 7.75% 12/15/25 (g)		440,000	464,200
Pakistan International Sukuk Co. Ltd. 7.6% 1/27/10 (i)		500,000	511,250
Snoqualmie Entertainment Authority 9.125% 2/1/15 (g)		630,000	659,138
TMK Capital SA 8.5% 9/29/09		1,500,000	1,556,250
Universal City Florida Holding Co. I/II 8.375% 5/1/10		1,010,000	1,040,300
Yankee Acquisition Corp.:
8.5% 2/15/15		110,000	112,200
9.75% 2/15/17		80,000	81,800
ZFS Finance USA Trust V 6.5% 5/9/67 (g)(i)		2,400,000	2,371,680
			27,980,150
Insurance - 0.0%
AMBAC Financial Group, Inc. 6.15% 2/15/37		2,555,000	2,373,066
USI Holdings Corp. 9.75% 5/15/15 (g)		305,000	309,209
			2,682,275
Real Estate Investment Trusts - 0.3%
Archstone-Smith Operating Trust 5.25% 5/1/15		2,080,000	2,020,167
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		40,000	40,800
Highwoods/Forsyth LP 5.85% 3/15/17 (g)		80,000	78,100
HMB Capital Trust V 8.99% 12/15/36 (g)(i)		270,000	221,400
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Host Hotels & Resorts LP 6.875% 11/1/14		$ 460,000	$ 469,775
iStar Financial, Inc. 5.95% 10/15/13		300,000	296,678
Omega Healthcare Investors, Inc.:
7% 4/1/14		870,000	889,575
7% 1/15/16		400,000	410,000
Reckson Operating Partnership LP 6% 3/31/16		4,021,000	3,912,071
Rouse Co. 5.375% 11/26/13		100,000	94,219
Senior Housing Properties Trust:
7.875% 4/15/15		613,000	640,585
8.625% 1/15/12		750,000	813,750
Thornburg Mortgage, Inc. 8% 5/15/13		100,000	100,000
UDR, Inc. 5.5% 4/1/14		2,755,000	2,698,090
Ventas Realty LP:
6.5% 6/1/16		150,000	151,125
6.625% 10/15/14		865,000	873,650
6.75% 4/1/17		310,000	316,588
			14,026,573
Real Estate Management & Development - 0.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,715,000	1,689,275
8.125% 6/1/12		485,000	493,488
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	102,000
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		655,000	654,181
Realogy Corp.:
7.5% 10/15/16 (g)		3,210,000	3,210,000
10.5% 4/15/14 (g)		1,480,000	1,483,700
12.375% 4/15/15 (g)		255,000	247,988
			7,880,632
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 6.375% 6/30/10		45,000	44,915
TOTAL FINANCIALS			102,225,509
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Advanced Medical Optics, Inc. 7.5% 5/1/17 (g)		120,000	118,650
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13		$ 80,000	$ 86,904
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15		310,000	342,550
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (g)		720,000	736,200
Community Health Systems, Inc. 6.5% 12/15/12		80,000	82,600
Concentra Operating Corp.:
9.125% 6/1/12		10,000	10,675
9.5% 8/15/10		110,000	115,500
CRC Health Group, Inc. 10.75% 2/1/16		350,000	389,375
DaVita, Inc.:
6.625% 3/15/13		290,000	290,725
7.25% 3/15/15		615,000	628,838
HCA, Inc.:
6.3% 10/1/12		215,000	205,594
6.5% 2/15/16		1,420,000	1,247,825
9.125% 11/15/14 (g)		600,000	651,750
9.25% 11/15/16 (g)		1,365,000	1,496,381
9.625% 11/15/16 pay-in-kind (g)		1,445,000	1,594,919
HealthSouth Corp. 10.75% 6/15/16 (g)		300,000	328,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		350,000	365,750
Multiplan, Inc. 10.375% 4/15/16 (g)		735,000	782,775
ResCare, Inc. 7.75% 10/15/13		620,000	632,400
Rural/Metro Corp.:
0% 3/15/16 (d)		150,000	121,500
9.875% 3/15/15		180,000	191,700
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)		100,000	112,750
Sun Healthcare Group, Inc. 9.125% 4/15/15 (g)		50,000	52,500
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		100,000	108,500
Tenet Healthcare Corp.:
6.375% 12/1/11		375,000	352,031
6.5% 6/1/12		15,000	13,913
7.375% 2/1/13		675,000	633,656
9.25% 2/1/15		750,000	747,188
U.S. Oncology, Inc.:
9% 8/15/12		280,000	292,250
10.75% 8/15/14		80,000	87,200
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
United Surgical Partners International, Inc.:
8.875% 5/1/17 (g)		$ 220,000	$ 226,875
9.25% 5/1/17 pay-in-kind (g)		440,000	454,300
Universal Hospital Services, Inc.:
8.5% 6/1/15 pay-in-kind (g)		220,000	224,400
8.7594% 6/1/15 (g)(i)		250,000	254,375
			13,862,399
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (d)		100,000	90,750
Mylan Laboratories, Inc. 6.375% 8/15/15		80,000	83,000
			173,750
TOTAL HEALTH CARE			14,154,799
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16		685,000	692,706
Bombardier, Inc.:
6.3% 5/1/14 (g)		925,000	901,875
6.75% 5/1/12 (g)		355,000	358,106
7.45% 5/1/34 (g)		750,000	738,750
8% 11/15/14 (g)		160,000	170,000
Esterline Technologies Corp. 6.625% 3/1/17 (g)		330,000	332,475
			3,193,912
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		50,000	50,500
6.977% 11/23/22		306,767	303,699
7.377% 5/23/19		94,884	92,749
7.379% 11/23/17		32,772	31,379
AMR Corp. 9% 8/1/12		485,000	504,400
Continental Airlines, Inc.:
8.4731% 6/2/13 (i)		100,000	102,500
9.558% 9/1/19		267,626	296,396
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21		82,946	84,190
7.73% 9/15/12		20,920	21,181
8.499% 11/1/12		21,521	22,006
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
9.798% 4/1/21		$ 377,200	$ 419,635
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		1,450,000	101,500
8.3% 12/15/29 (c)		1,000,000	70,000
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		5,740,000	6,012,650
7.779% 1/2/12		72,733	73,460
Northwest Airlines, Inc. 9.875% 3/15/49 (c)		600,000	471,194
United Airlines pass thru trust certificates:
7.032% 4/1/12		1,080,884	1,099,800
7.186% 10/1/12		2,680,399	2,730,657
			12,487,896
Building Products - 0.0%
Nortek, Inc. 8.5% 9/1/14		100,000	99,250
Commercial Services & Supplies - 0.1%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		445,000	447,225
Allied Waste North America, Inc.:
5.75% 2/15/11		370,000	365,375
7.125% 5/15/16		400,000	410,500
7.25% 3/15/15		800,000	826,000
7.875% 4/15/13		120,000	125,400
Aramark Corp.:
8.5% 2/1/15 (g)		640,000	673,600
8.8563% 2/1/15 (g)(i)		130,000	134,225
Cenveo Corp. 7.875% 12/1/13		863,000	859,807
Deluxe Corp. 7.375% 6/1/15 (g)		430,000	439,116
FTI Consulting, Inc.:
7.625% 6/15/13		355,000	363,875
7.75% 10/1/16		400,000	418,000
Mac-Gray Corp. 7.625% 8/15/15		350,000	357,000
Rental Service Corp. 9.5% 12/1/14 (g)		330,000	354,750
			5,774,873
Electrical Equipment - 0.0%
Baldor Electric Co. 8.625% 2/15/17		130,000	139,750
Coleman Cable, Inc. 9.875% 10/1/12 (g)		120,000	125,700
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - continued
General Cable Corp. 7.125% 4/1/17 (g)		$ 80,000	$ 80,600
Sensus Metering Systems, Inc. 8.625% 12/15/13		220,000	226,600
			572,650
Industrial Conglomerates - 0.0%
Nell AF Sarl 8.375% 8/15/15 (g)		75,000	77,625
Machinery - 0.0%
Chart Industries, Inc. 9.125% 10/15/15		40,000	42,400
Commercial Vehicle Group, Inc. 8% 7/1/13		725,000	728,625
Invensys PLC 9.875% 3/15/11 (g)		49,000	52,553
Park-Ohio Industries, Inc. 8.375% 11/15/14		200,000	197,500
			1,021,078
Marine - 0.0%
H-Lines Finance Holding Corp. 0% 4/1/13 (d)		126,000	123,480
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12		332,000	353,580
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)		490,000	521,850
OMI Corp. 7.625% 12/1/13		95,000	97,850
			1,096,760
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (g)		400,000	413,500
7.75% 5/15/16 (g)		400,000	414,000
Hertz Corp.:
8.875% 1/1/14		700,000	753,375
10.5% 1/1/16		360,000	409,950
Kansas City Southern de Mexico, SA de CV 7.375% 6/1/14 (g)		240,000	241,500
Kansas City Southern Railway Co. 7.5% 6/15/09		400,000	409,000
TFM SA de CV 9.375% 5/1/12		65,000	70,038
			2,711,363
Trading Companies & Distributors - 0.0%
Ahern Rentals, Inc. 9.25% 8/15/13		400,000	416,000
Ashtead Capital, Inc. 9% 8/15/16 (g)		300,000	323,250
Ashtead Holdings PLC 8.625% 8/1/15 (g)		275,000	288,750
H&E Equipment Services, Inc. 8.375% 7/15/16		160,000	173,200
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12		400,000	464,000
Penhall International Corp. 12% 8/1/14 (g)		250,000	275,000
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
VWR International, Inc.:
6.875% 4/15/12		$ 30,000	$ 31,163
8% 4/15/14		30,000	32,288
			2,003,651
TOTAL INDUSTRIALS			29,039,058
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 6.5% 1/15/28		650,000	598,000
Nortel Networks Corp.:
9.6056% 7/15/11 (g)(i)		200,000	215,500
10.125% 7/15/13 (g)		500,000	556,250
			1,369,750
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		1,180,000	1,160,825
Electronic Equipment & Instruments - 0.0%
NXP BV:
7.875% 10/15/14 (g)		340,000	349,350
9.5% 10/15/15 (g)		295,000	303,850
			653,200
IT Services - 0.1%
Iron Mountain, Inc.:
6.625% 1/1/16		520,000	500,500
7.75% 1/15/15		300,000	305,250
8.625% 4/1/13		210,000	215,250
SunGard Data Systems, Inc.:
9.125% 8/15/13		1,175,000	1,248,438
10.25% 8/15/15		700,000	764,750
			3,034,188
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27		130,000	132,600
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13		65,000	63,781
9.25% 6/1/16		515,000	539,463
Avago Technologies Finance Ltd. 10.125% 12/1/13		600,000	657,000
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)		$ 1,110,000	$ 1,114,218
9.125% 12/15/14 pay-in-kind (g)		880,000	871,200
9.2299% 12/15/14 (g)(i)		290,000	290,725
10.125% 12/15/16 (g)		1,250,000	1,253,125
Viasystems, Inc. 10.5% 1/15/11		480,000	494,400
			5,283,912
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16		50,000	49,500
Open Solutions, Inc. 9.75% 2/1/15 (g)		90,000	93,375
Serena Software, Inc. 10.375% 3/15/16		230,000	251,275
			394,150
TOTAL INFORMATION TECHNOLOGY			12,028,625
MATERIALS - 0.5%
Chemicals - 0.1%
Equistar Chemicals LP 7.55% 2/15/26		350,000	330,750
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		395,000	416,725
Georgia Gulf Corp.:
9.5% 10/15/14 (g)		755,000	766,325
10.75% 10/15/16 (g)		310,000	313,875
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16		310,000	327,825
Lyondell Chemical Co.:
6.875% 6/15/17		400,000	401,000
8% 9/15/14		500,000	530,000
10.875% 5/1/09		55,000	55,000
Nalco Co. 7.75% 11/15/11		630,000	646,538
Pliant Corp. 0.225% 6/15/09 (e)		60,000	60,300
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12		375,000	396,563
			4,244,901
Construction Materials - 0.0%
U.S. Concrete, Inc. 8.375% 4/1/14		350,000	358,750
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10		105,000	109,725
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		$ 200,000	$ 209,250
Crown Cork & Seal, Inc. 8% 4/15/23		105,000	105,263
Graham Packaging Co. LP/GPC Capital Corp. 8.5% 10/15/12		50,000	50,625
Graphic Packaging International, Inc.:
8.5% 8/15/11		120,000	124,800
9.5% 8/15/13		600,000	642,000
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13		15,000	15,150
8.25% 10/1/12		300,000	306,000
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13		15,000	15,825
8.875% 2/15/09		350,000	357,000
Owens-Illinois, Inc.:
7.35% 5/15/08		50,000	50,500
7.5% 5/15/10		395,000	403,888
7.8% 5/15/18		45,000	46,688
Tekni-Plex, Inc. 10.875% 8/15/12		40,000	44,400
Vitro SAB de CV 8.625% 2/1/12 (g)		890,000	921,150
			3,402,264
Metals & Mining - 0.2%
CAP SA 7.375% 9/15/36 (g)		200,000	202,020
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)(h)		970,000	982,504
Evraz Group SA (Reg. S) 8.25% 11/10/15		665,000	689,938
Evraz Securities SA 10.875% 8/3/09		500,000	543,150
FMG Finance Property Ltd.:
9.36% 9/1/11 (g)(i)		150,000	159,750
10% 9/1/13 (g)		530,000	593,600
10.625% 9/1/16 (g)		195,000	234,488
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		375,000	383,438
8.25% 4/1/15		400,000	432,000
8.375% 4/1/17		1,000,000	1,092,500
8.5463% 4/1/15 (i)		840,000	882,000
Noranda Aluminium Acquisition Corp. 9.36% 5/15/15 pay-in-kind (g)(i)		300,000	302,250
Novelis, Inc. 7.25% 2/15/15		460,000	485,300
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
PNA Group, Inc. 10.75% 9/1/16 (g)		$ 130,000	$ 143,650
RathGibson, Inc. 11.25% 2/15/14		350,000	370,125
Tube City IMS Corp. 9.75% 2/1/15 (g)		635,000	669,925
United States Steel Corp. 6.65% 6/1/37		3,395,000	3,351,334
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,701,725
			14,219,697
Paper & Forest Products - 0.1%
Buckeye Technologies, Inc. 8.5% 10/1/13		450,000	474,750
Georgia-Pacific Corp.:
7.125% 1/15/17 (g)		700,000	699,090
7.375% 12/1/25		15,000	14,550
7.75% 11/15/29		10,000	9,850
8% 1/15/24		130,000	129,513
8.125% 5/15/11		605,000	629,200
Glatfelter 7.125% 5/1/16		230,000	234,600
Millar Western Forest Products Ltd. 7.75% 11/15/13		120,000	103,800
Stone Container Corp. 8.375% 7/1/12		700,000	721,000
Stone Container Finance Co. 7.375% 7/15/14		400,000	398,000
			3,414,353
TOTAL MATERIALS			25,639,965
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 6.8% 5/15/36		2,000,000	2,117,042
Eschelon Operating Co. 8.375% 3/15/10		396,000	382,635
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (i)		280,000	286,300
Intelsat Ltd.:
7.625% 4/15/12		270,000	252,450
9.25% 6/15/16		850,000	937,125
11.25% 6/15/16		1,400,000	1,599,500
Level 3 Financing, Inc.:
8.75% 2/15/17 (g)		1,590,000	1,629,750
9.25% 11/1/14 (g)		310,000	323,175
12.25% 3/15/13		1,050,000	1,225,875
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		75,000	81,281
NTL Cable PLC:
8.75% 4/15/14		300,000	317,250
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
NTL Cable PLC: - continued
9.125% 8/15/16		$ 860,000	$ 933,100
PT Indosat International Finance Co. BV 7.125% 6/22/12 (g)		220,000	223,850
Qwest Capital Funding, Inc.:
7% 8/3/09		50,000	50,500
7.25% 2/15/11		285,000	289,988
7.625% 8/3/21		20,000	20,000
Qwest Communications International, Inc.:
7.5% 2/15/14		1,360,000	1,404,200
7.5% 2/15/14		60,000	61,875
8.86% 2/15/09 (i)		340,000	344,250
Qwest Corp.:
7.5% 10/1/14		500,000	526,250
7.625% 6/15/15		610,000	646,600
8.6049% 6/15/13 (i)		90,000	98,438
SBC Communications, Inc.:
6.15% 9/15/34		500,000	489,910
6.45% 6/15/34		220,000	222,392
Sprint Capital Corp. 8.75% 3/15/32		6,890,000	7,942,275
Telecom Italia Capital SA 7.2% 7/18/36		1,040,000	1,090,291
Telefonica de Argentina SA 9.125% 11/7/10		404,000	432,280
Telefonica Emisiones SAU 7.045% 6/20/36		3,825,000	4,056,481
Telenet Group Holding NV 0% 6/15/14 (d)(g)		52,000	49,140
U.S. West Capital Funding, Inc. 6.375% 7/15/08		375,000	376,875
U.S. West Communications:
6.875% 9/15/33		415,000	398,919
7.5% 6/15/23		300,000	306,000
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	6,042,222
Windstream Corp.:
8.125% 8/1/13		200,000	214,750
8.625% 8/1/16		350,000	381,063
			35,754,032
Wireless Telecommunication Services - 0.2%
American Tower Corp. 7.5% 5/1/12		105,000	109,463
Centennial Communications Corp. 10% 1/1/13		450,000	487,125
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		310,000	323,175
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Cricket Communications, Inc. 9.375% 11/1/14		$ 480,000	$ 510,000
Digicel Group Ltd. 8.875% 1/15/15 (g)		490,000	487,550
Digicel Ltd. 9.25% 9/1/12 (g)		820,000	869,200
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15		500,000	484,375
8.375% 3/15/13		1,000,000	1,055,000
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (i)		195,000	208,163
Megafon SA 8% 12/10/09		100,000	103,500
MetroPCS Wireless, Inc.:
9.25% 11/1/14 (g)		850,000	898,875
9.25% 11/1/14 (g)		528,750	528,750
Millicom International Cellular SA 10% 12/1/13		285,000	312,075
Mobile Telesystems Finance SA:
8% 1/28/12 (g)		260,000	273,650
8.375% 10/14/10 (g)		1,085,000	1,143,590
Orascom Telecom Finance SCA 7.875% 2/8/14 (g)		110,000	107,418
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		500,000	517,500
Rogers Communications, Inc. 8% 12/15/12		355,000	377,631
Rural Cellular Corp. 8.25% 3/15/12		360,000	377,100
Telecom Personal SA 9.25% 12/22/10 (g)		1,085,000	1,154,169
			10,328,309
TOTAL TELECOMMUNICATION SERVICES			46,082,341
UTILITIES - 0.6%
Electric Utilities - 0.1%
AES Gener SA 7.5% 3/25/14		70,000	74,375
Chivor SA E.S.P. 9.75% 12/30/14 (g)		493,000	565,718
Commonwealth Edison Co. 5.4% 12/15/11		1,608,000	1,578,984
Compania de Transporte de Energia Electica de Alta Tension Transener SA 8.875% 12/15/16 (g)		400,000	409,000
Mirant Americas Generation LLC:
8.3% 5/1/11		400,000	427,000
8.5% 10/1/21		350,000	378,875
National Power Corp. 6.875% 11/2/16 (g)		200,000	204,750
Nevada Power Co. 6.5% 5/15/18		790,000	819,941
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)		2,290,000	2,226,963
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Reliant Energy, Inc. 6.75% 12/15/14		$ 400,000	$ 418,000
Sierra Pacific Resources 7.803% 6/15/12		290,000	307,400
			7,411,006
Gas Utilities - 0.1%
NiSource Finance Corp. 5.45% 9/15/20		1,650,000	1,512,395
Transportadora de Gas del Sur SA:
(Reg. S) 8% 12/15/13 (e)		204,800	207,872
7.875% 5/14/17 (g)		555,000	549,450
8% 12/15/13 (e)		295,000	302,375
8% 12/15/13 (e)(g)		50,000	51,250
			2,623,342
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 3/1/14		1,400,000	1,475,250
8.75% 6/15/08		2,000	2,055
8.75% 5/15/13 (g)		35,000	37,275
8.875% 2/15/11		982,000	1,059,333
9% 5/15/15 (g)		625,000	667,188
9.375% 9/15/10		7,000	7,674
9.5% 6/1/09		19,000	20,259
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11		9,230,000	9,783,800
8.25% 4/15/12 (g)		90,000	97,200
Mirant North America LLC 7.375% 12/31/13		1,020,000	1,078,650
NRG Energy, Inc.:
7.25% 2/1/14		1,300,000	1,335,750
7.375% 2/1/16		1,280,000	1,321,600
Tenaska Alabama Partners LP 7% 6/30/21 (g)		475,974	497,393
TXU Corp. 5.55% 11/15/14		3,140,000	2,788,948
			20,172,375
Multi-Utilities - 0.0%
CMS Energy Corp.:
6.3% 2/1/12		115,000	116,725
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
CMS Energy Corp.: - continued
9.875% 10/15/07		$ 135,000	$ 136,688
Utilicorp Canada Finance Corp. 7.75% 6/15/11		105,000	113,138
			366,551
TOTAL UTILITIES			30,573,274
TOTAL NONCONVERTIBLE BONDS			376,332,774
TOTAL CORPORATE BONDS (Cost $369,018,345)			376,381,399
U.S. Government and Government Agency Obligations - 26.7%

U.S. Government Agency Obligations - 2.2%
Fannie Mae:
4.375% 7/17/13		8,745,000	8,334,186
5% 2/16/12		8,000,000	7,937,528
Freddie Mac:
5.25% 7/18/11 (f)		100,000,000	100,273,100
5.25% 11/5/12		280,000	277,680
Tennessee Valley Authority 5.375% 4/1/56		385,000	374,613
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			117,197,107
U.S. Treasury Inflation Protected Obligations - 5.8%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		3,250,950	3,099,648
2% 1/15/14		179,088,538	173,542,973
2% 4/15/12		20,233,600	19,729,154
2% 7/15/14		16,336,500	15,815,496
2.375% 4/15/11		74,468,880	74,032,337
3.5% 1/15/11		23,590,600	24,424,760
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			310,644,368
U.S. Treasury Obligations - 18.7%
U.S. Treasury Bond stripped principal:
5/15/30		35,870,000	11,339,834
U.S. Government and Government Agency Obligations - continued
		Principal Amount (l)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bond stripped principal: - continued
2/15/15		$ 78,530,000	$ 54,039,084
U.S. Treasury Bonds 6.25% 5/15/30 (f)		138,559,000	160,620,225
U.S. Treasury Notes:
stripped principal 2/15/12		75,970,000	60,549,685
4.25% 8/15/13 (f)		37,179,000	36,040,393
4.25% 8/15/14		50,000,000	48,082,050
4.5% 9/30/11		91,855,000	90,584,829
4.5% 4/30/12 (h)		219,505,000	216,111,234
4.75% 1/31/12 (f)		130,000,000	129,390,560
4.75% 5/15/14 (f)		185,157,000	183,797,207
TOTAL U.S. TREASURY OBLIGATIONS			990,555,101
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,431,636,947)			1,418,396,576
U.S. Government Agency - Mortgage Securities - 10.0%

Fannie Mae - 9.3%
3.836% 10/1/33 (i)		2,979,933	2,946,045
4.682% 5/1/35 (i)		3,749,265	3,754,657
5% 6/1/22 (h)		10,000,000	9,746,240
5% 6/1/22 (h)		15,000,000	14,619,360
5% 6/1/37 (h)		1,000,000	951,291
5% 6/1/37 (h)		112,000,000	106,544,626
5.095% 5/1/35 (i)		3,356,020	3,376,623
5.292% 12/1/35 (i)		1,551,452	1,546,840
5.306% 2/1/36 (i)		2,614,337	2,607,440
5.5% 6/1/37 (h)		54,000,000	52,708,190
5.5% 6/1/37 (h)		75,000,000	73,205,820
5.5% 6/1/37 (h)		50,000,000	48,803,880
5.5% 6/12/37 (h)		100,000,000	97,607,760
6% 6/1/22 (h)		1,000,000	1,009,839
6% 6/1/37 (h)		20,000,000	19,970,442
6% 6/1/37 (h)		45,000,000	44,933,495
6.5% 6/1/37 (h)		8,000,000	8,124,393
TOTAL FANNIE MAE			492,456,941
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (l)	Value
Freddie Mac - 0.7%
6% 6/12/37 (h)		$ 40,000,000	$ 39,965,884
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $533,556,448)			532,422,825
Asset-Backed Securities - 0.5%

ACE Securities Corp. Series 2005-SD1 Class A1, 5.72% 11/25/50 (i)		39,340	39,368
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (g)(i)		2,590,000	2,589,968
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (g)		2,215,000	2,209,551
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (i)		725,000	711,453
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,500,455
Class D, 7.16% 1/15/13 (g)		160,000	160,106
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (g)		340,000	339,334
Class C, 5.77% 5/20/10 (g)		325,000	325,620
Class D, 6.15% 4/20/11 (g)		550,000	553,597
Capmark VII Ltd. Series 2006-7A Class H, 6.87% 8/20/36 (g)(i)		500,000	463,750
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (g)(i)		290,000	191,400
Concord Real Estate CDO Ltd./LLC Series 2006-1A:
Class E, 6.52% 12/25/46 (g)(i)		250,000	245,629
Class F, 7.07% 12/25/46 (g)(i)		250,000	243,111
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (g)		1,067,603	931,484
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (g)		235,000	237,965
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (g)		1,175,000	1,180,608
Series 2006-C Class D, 6.89% 5/15/13 (g)		915,000	912,221
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (g)		1,425,000	1,413,244
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.97% 9/25/46 (g)(i)		250,000	241,800
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (g)		250,000	62,500
Asset-Backed Securities - continued
		Principal Amount (l)	Value
Kent Funding III Ltd. Series 2006-3A Class D, 8.46% 10/31/36 (i)		$ 249,266	$ 210,007
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36 (i)		150,000	106,415
Newcastle CDO VIII Series 2006-8A Class 10, 7.57% 11/1/52 (g)(i)		250,000	238,108
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.6549% 12/15/26 (g)(i)		185,000	180,782
SIRENS B.V. Series 2007-2 Class A1, 7.155% 4/13/10 (g)(i)		10,000,000	9,853,000
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (g)(i)		100,000	50,000
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (g)		1,390,000	1,386,707
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 7.82% 10/25/36 (g)(i)		1,330,000	925,181
TOTAL ASSET-BACKED SECURITIES (Cost $28,432,574)			27,503,364
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (i)		201,427	180,236
Series 2003-9 Class B5, 4.5164% 8/25/18 (g)		333,293	166,646
Banc of America Mortgage Securities, Inc. Series 2004-7 Class 15B4, 5.3049% 8/25/19 (g)(i)		82,296	72,875
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (i)(k)		16,450,360	2,025,039
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		102,024	85,350
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		94,487	80,546
Series 2003-35 Class B, 4.639% 9/25/18 (i)		180,979	159,135
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-17 Class B4, 5.389% 6/25/33 (g)(i)		397,706	344,777
Series 2004-3 Class DB4, 5.8427% 4/25/34 (i)		119,225	53,019
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (g)(i)		250,000	252,375
Class G, 6.78% 3/18/11 (g)(i)		250,000	249,459
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (g)		113,603	113,603
Collateralized Mortgage Obligations - continued
		Principal Amount (l)	Value
Private Sponsor - continued
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (g)		$ 170,504	$ 133,404
Merrill Lynch Mortgage Investors, Inc. Series 2003-E Class XA1, 1% 10/25/28 (i)(k)		569,941	1,829
Nomura Home Equity Loan, Inc. floater Series 2006-FM2 Class B1, 7.62% 7/25/36 (i)		4,165,000	2,777,014
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 6.97% 6/10/35 (g)(i)		37,085	37,595
Class B5, 7.57% 6/10/35 (g)(i)		27,814	28,266
Class B6, 8.07% 6/10/35 (g)(i)		13,907	14,185
RESIX Finance Ltd. floater Series 2007-A Class BB, 8.67% 2/15/39 (g)(i)		499,199	496,703
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 7.32% 9/25/35 (g)(i)		530,000	265,000
Series 2006-BC5 Class B, 7.82% 12/25/36 (i)		1,050,000	637,875
Wells Fargo Mortgage Backed Securities Trust Series 2003-12 Class B6, 4.75% 11/25/18 (g)		325,591	154,656
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,871,629)			8,329,587
Commercial Mortgage Securities - 0.5%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.7706% 2/14/29 (g)(i)		750,000	790,078
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,593,523
Class B5, 7.525% 4/14/29		129,000	123,155
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWF, 7.55% 10/11/37 (g)		97,003	107,500
Class BWH, 9.073% 10/11/37 (g)		97,003	115,133
Class BWJ, 9.99% 10/11/37 (g)		97,003	119,728
Bear Stearns Commercial Mortgage Securities Trust Series 2007-BBA8 Class L, 7.22% 3/15/22 (g)(i)		100,000	100,000
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (g)		78,207	78,207
Citigroup Commercial Mortgage Trust Series 2006-FL2 Class CNP3, 6.52% 8/16/21 (g)(i)		5,182,308	5,182,308
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (g)		500,000	510,888
Commercial Mortgage Securities - continued
		Principal Amount (l)	Value
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (g)		$ 550,000	$ 560,679
Commercial Mortgage pass-thru certificates Series 2001-J1A Class G, 7.1769% 2/14/34 (g)(i)		500,000	525,152
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (i)		500,000	533,768
Series 1998-C1 Class H, 6% 5/17/40 (g)		130,000	64,675
Series 2003-C3 Class J, 4.231% 5/15/38 (g)		300,000	266,253
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 7.22% 2/15/22 (g)(i)		100,000	100,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		500,000	566,738
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.7188% 4/29/39 (g)(i)		264,363	268,266
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		5,809,348	5,649,658
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		200,000	200,457
GMAC Commercial Mortgage Securities, Inc.:
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		500,000	501,277
Series 1999-C2I Class K, 6.481% 9/15/33		285,000	163,163
Series 1999-C3:
Class J, 6.974% 8/15/36 (g)		226,000	222,222
Class K, 6.974% 8/15/36 (g)		427,000	344,803
Series 2000-C1 Class K, 7% 3/15/33 (g)		90,000	82,505
Series 2003-J10 Class B2, 6.75% 4/15/29 (i)		500,000	493,340
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class J, 5.234% 11/5/13 (g)(i)		250,000	238,855
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A Class J, 7.07% 6/6/20 (g)(i)		250,000	250,000
Series 1998-GLII Class G, 7.1908% 4/13/31 (g)(i)		600,000	626,147
Series 2006-RR2:
Class M, 5.8117% 6/1/46 (g)(i)		100,000	70,024
Class N, 5.8117% 6/1/46 (g)(i)		100,000	63,995
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		250,000	246,761
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38		1,036,785	1,034,406
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class SFL, 6.57% 9/15/21 (g)(i)		500,000	500,000
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (g)(i)		100,000	86,866
Commercial Mortgage Securities - continued
		Principal Amount (l)	Value
Merrill Lynch Mortgage Trust: - continued
Series 2006-KEY2 Class L, 5.091% 8/12/39 (g)		$ 300,000	$ 244,048
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		366,860	437,180
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 4/12/17 (g)	CAD	107,000	81,386
Class G, 4.456% 4/12/17 (g)	CAD	54,000	39,846
Class H, 4.456% 4/12/17 (g)	CAD	36,000	23,230
Class J, 4.456% 4/12/17 (g)	CAD	36,000	21,525
Class K, 4.456% 4/12/18 (g)	CAD	18,000	9,484
Class L, 4.456% 4/12/18 (g)	CAD	26,000	13,185
Class M, 4.456% 4/12/18 (g)	CAD	130,000	46,314
Series 2007-1:
Class F, 4.57% 4/12/17	CAD	126,000	100,047
Class G, 4.57% 4/12/17	CAD	42,000	32,006
Class H, 4.57% 4/12/17	CAD	42,000	28,257
Class J, 4.57% 4/12/17	CAD	42,000	25,847
Class K, 4.57% 4/12/17	CAD	21,000	11,846
Class L, 4.57% 4/12/17	CAD	63,000	34,280
Class M, 4.57% 4/12/18	CAD	185,000	70,137
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E6, 6.5% 2/18/34 (g)(i)		165,000	160,123
Class F6, 6.5% 2/18/34 (g)(i)		37,000	34,891
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (g)		90,000	88,847
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, 10.8463% 9/25/26 (g)(i)		400,000	380,320
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,346,303)			24,263,329
Foreign Government and Government Agency Obligations - 1.2%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		1,246,708	1,302,810
5.475% 8/3/12 (i)		1,451,250	1,389,330
7% 3/28/11		1,450,000	1,441,421
7% 9/12/13		2,680,000	2,573,247
Brazilian Federative Republic:
7.125% 1/20/37		165,000	185,790
8.25% 1/20/34		410,000	523,160
Foreign Government and Government Agency Obligations - continued
		Principal Amount (l)	Value
Brazilian Federative Republic: - continued
8.75% 2/4/25		$ 280,000	$ 363,300
11% 8/17/40		1,900,000	2,544,100
12.25% 3/6/30		595,000	1,050,175
12.75% 1/15/20		290,000	461,825
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		25,000	29,219
Central Bank of Nigeria promissory note 5.092% 1/5/10		580,693	563,248
Colombian Republic:
7.16% 11/16/15 (i)		355,000	385,175
7.375% 9/18/37		1,630,000	1,822,340
11.75% 2/25/20		347,000	517,030
Dominican Republic:
Brady 6.3125% 8/30/09 (i)		64,573	64,573
6.1875% 8/30/24 (i)		1,700,000	1,696,600
9.04% 1/23/18 (g)		1,043,793	1,224,369
9.5% 9/27/11		657,061	705,027
Ecuador Republic:
10% 8/15/30 (Reg. S)		1,915,000	1,704,350
euro par 5% 2/28/25		153,000	109,395
Indonesian Republic:
6.625% 2/17/37 (g)		475,000	473,813
6.75% 3/10/14		975,000	1,021,313
Islamic Republic of Pakistan:
6.75% 2/19/09		65,000	65,163
7.125% 3/31/16 (g)		200,000	203,000
Lebanese Republic:
7.125% 3/5/10		50,000	48,000
7.75% 9/7/12		400,000	381,000
7.875% 5/20/11 (Reg. S)		1,040,000	1,006,200
8.625% 6/20/13		150,000	147,938
8.63% 11/30/09 (g)(i)		105,000	104,344
8.63% 11/30/09 (i)		1,400,000	1,391,250
Peruvian Republic:
6.1425% 3/7/27 (i)		340,000	339,116
euro Brady past due interest 6.125% 3/7/17 (i)		1,379,700	1,379,700
Philippine Republic:
8.25% 1/15/14		1,105,000	1,234,838
8.875% 3/17/15		380,000	445,094
9% 2/15/13		630,000	719,019
9.5% 2/2/30		175,000	234,500
9.875% 1/15/19		1,110,000	1,451,325
Foreign Government and Government Agency Obligations - continued
		Principal Amount (l)	Value
Philippine Republic: - continued
10.625% 3/16/25		$ 715,000	$ 1,034,963
Polish Government 5% 10/19/15		25,000	24,238
Republic of Fiji 6.875% 9/13/11		300,000	288,000
Republic of Hungary 4.75% 2/3/15		25,000	23,716
Republic of Iraq 5.8% 1/15/28 (g)		500,000	318,450
Republic of Serbia 3.75% 11/1/24 (e)(g)		740,000	702,556
Russian Federation:
7.5% 3/31/30 (Reg. S)		4,981,965	5,582,915
12.75% 6/24/28 (Reg. S)		765,000	1,384,650
South African Republic 6.5% 6/2/14		25,000	26,328
Turkish Republic:
6.875% 3/17/36		975,000	942,094
7% 9/26/16		1,870,000	1,916,750
7.375% 2/5/25		455,000	471,494
11% 1/14/13		1,380,000	1,684,980
11.5% 1/23/12		775,000	944,338
11.875% 1/15/30		990,000	1,543,163
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		1,850,000	1,878,453
Ukraine Government 8.775% 8/5/09 (i)		850,000	900,490
United Mexican States:
6.75% 9/27/34		85,000	94,563
7.5% 4/8/33		575,000	694,313
8.3% 8/15/31		815,000	1,063,575
Uruguay Republic 8% 11/18/22		906,902	1,057,448
Venezuelan Republic:
6% 12/9/20		335,000	295,135
6.355% 4/20/11 (i)		1,490,000	1,460,200
7.65% 4/21/25		1,080,000	1,082,700
9.25% 9/15/27		810,000	936,765
9.375% 1/13/34		550,000	639,375
10.75% 9/19/13		1,155,000	1,344,420
13.625% 8/15/18		778,000	1,124,210
Vietnamese Socialist Republic Brady par 4% 3/12/28 (e)		90,000	78,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $59,092,998)			60,840,679
Common Stocks - 0.0%
		Shares	Value
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. (a)		56,206	$ 1,070,724
Northwest Airlines Corp. (a)		385,675	385,675
			1,456,399
TOTAL COMMON STOCKS (Cost $837,142)			1,456,399
Nonconvertible Preferred Stocks - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Rural Cellular Corp. 12.25% pay-in-kind (Cost $587,600)		520	572,000
Floating Rate Loans - 0.0%
	Principal Amount (l)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 7.478% 10/25/07 (i)	$ 257,941	258,263
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (i)	9,975	10,037
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (i)	500,000	503,750
		513,787
TOTAL CONSUMER DISCRETIONARY		772,050
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.86% 2/27/14 (i)	110,000	111,238
Tranche B 1LN, term loan 8.1099% 2/27/13 (i)	79,800	80,299
		191,537
Floating Rate Loans - continued
	Principal Amount (l)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (i)	$ 250,000	$ 251,875
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (i)	209,211	209,211
		461,086
Real Estate Management & Development - 0.0%
EOP Operating LP term loan 7.97% 2/28/09 (i)	12,268	12,268
Tishman Speyer Properties term loan 7.07% 12/27/12 (i)	80,000	80,200
		92,468
TOTAL FINANCIALS		745,091
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.89% 3/6/14 (i)	10,000	10,013
TOTAL FLOATING RATE LOANS (Cost $1,518,912)		1,527,154
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Citibank 4.5% 12/14/19 (i)	128,000	124,800
- Credit Suisse First Boston 6.25% 3/28/13 (i)	98,751	97,764
- Deutsche Bank 6.25% 3/28/13 (i)	11,623	11,507
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $222,402)		234,071
Fixed-Income Funds - 62.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	2,471,026	245,199,901
Fidelity 2-5 Year Duration Securitized Bond Central Fund (j)	3,009,269	297,616,663
Fidelity Corporate Bond 1-10 Year Central Fund (j)	6,633,931	662,597,001
Fidelity Floating Rate Central Fund (j)	1,859,735	187,814,638
Fixed-Income Funds - continued
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (j)	8,918,075	$ 881,730,061
Fidelity Ultra-Short Central Fund (j)	10,310,707	1,022,203,505
TOTAL FIXED-INCOME FUNDS (Cost $3,298,798,312)		3,297,161,769
Cash Equivalents - 16.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07:
(Collateralized by U.S. Government Obligations) #	$ 295,624,652	295,581,000
(Collateralized by U.S. Government Obligations) # (b)	564,429,398	564,346,000
TOTAL CASH EQUIVALENTS (Cost $859,927,000)		859,927,000
TOTAL INVESTMENT PORTFOLIO - 124.4% (Cost $6,617,846,612)		6,609,016,152
NET OTHER ASSETS - (24.4)%		(1,297,246,982)
NET ASSETS - 100%		$ 5,311,769,170
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Recieve monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 134,000	(3,275)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	134,000	(2,607)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7
Class B3, 8.85% 7/25/34

	August 2034	$ 134,000	$ (2,758)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	(708)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	(1,603)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	(1,264)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	(3,111)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	(3,987)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	5,325,000	(10,906)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34

	March 2034	$ 91,360	$ (1,780)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	49,924	(517)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	11,800	(55)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	1,200,000	(35,580)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	(214)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	1,200,000	(16,410)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	1,200,000	(83,388)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12

	June 2012	$ 4,000,000	$ 1,976
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	3,955,000	13,913
TOTAL CREDIT DEFAULT SWAPS		18,205,084	(152,274)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	(31,738)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	(49,288)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2014	1,135,000	(31,620)
Receive semi-annually a fixed rate equal to 5.015% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2012	50,000,000	(732,570)
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	(939,263)
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	152,715
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	15,000,000	34,196
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	$ 100,000,000	$ (900,230)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	(39,906)
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	10,209
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	1,995,780
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	2,336,310
Receive semi-annually a fixed rate of 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	499,130
TOTAL INTEREST RATE SWAPS		618,635,000	2,303,725
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 17.5 basis points with Lehman Brothers, Inc.	Sept. 2007	25,000,000	(372,838)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	July 2007	50,000,000	(749,982)
TOTAL TOTAL RETURN SWAPS		75,000,000	(1,122,820)
		$ 711,840,084	$ 1,028,631
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,285,491 or 2.4% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Principal amount is stated in United States dollars unless otherwise noted.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$295,581,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 2,395,142
BNP Paribas Securities Corp.	3,397,731
Banc of America Securities LLC	99,360,070
Bank of America, NA	13,590,926
Barclays Capital, Inc.	26,317,631
Citigroup Global Markets, Inc.	6,795,463
Countrywide Securities Corp.	33,977,314
Greenwich Capital Markets, Inc.	3,397,731
Merrill Lynch Government Securities, Inc.	6,795,463
Societe Generale, New York Branch	25,482,985
UBS Securities LLC	67,954,628
WestLB AG	6,115,916
$ 295,581,000
$564,346,000 due 6/01/07 at 5.32%
Barclays Capital, Inc.	$ 564,346,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 5,299,447
Fidelity 2-5 Year Duration Securitized Bond Central Fund	6,307,012
Fidelity Corporate Bond 1-10 Year Central Fund	13,122,655
Fidelity Floating Rate Central Fund	6,854,822
Fidelity Mortgage Backed Securities Central Fund	15,151,811
Fidelity Ultra-Short Central Fund	22,113,809
Total	$ 68,849,556
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 246,488,959*	$ -	$ 245,199,901	8.8%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	300,625,782*	-	297,616,663	8.7%
Fidelity Corporate Bond 1-10 Year Central Fund	-	665,043,122*	-	662,597,001	9.5%
Fidelity Floating Rate Central Fund	66,958,885	120,002,045	-	187,814,638	8.0%
Fidelity Mortgage Backed Securities Central Fund	-	890,660,567*	-	881,730,061	10.5%
Fidelity Ultra-Short Central Fund	414,088,852	609,578,771*	-	1,022,203,505	6.8%
Total	$ 481,047,737	$ 2,832,399,246	$ -	$ 3,297,161,769
* Includes the value of shares received through in-kind contributions.
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $6,617,530,706. Net unrealized depreciation aggregated $8,514,554, of which $30,149,588 related to appreciated investment securities and $38,664,142 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2007

1.815814.102

ATB-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 7.0%
		Principal Amount (l)	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Financial Realty Trust 4.375% 7/15/24		$ 50,000	$ 48,625
Nonconvertible Bonds - 7.0%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		100,000	101,500
Tenneco, Inc. 8.625% 11/15/14		805,000	851,288
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (g)		120,000	129,600
9% 7/1/15		500,000	547,500
Visteon Corp. 7% 3/10/14		690,000	607,200
			2,237,088
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		700,000	575,750
General Motors Corp.:
6.375% 5/1/08		800,000	794,000
8.25% 7/15/23		800,000	747,000
			2,116,750
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		740,000	828,800
Carriage Services, Inc. 7.875% 1/15/15		950,000	977,313
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14		300,000	318,000
10.25% 6/1/16		300,000	327,750
			2,451,863
Hotels, Restaurants & Leisure - 0.3%
Carrols Corp. 9% 1/15/13		105,000	108,675
Chukchansi Economic Development Authority 8% 11/15/13 (g)		200,000	206,500
FelCor Lodging LP 9% 6/1/11 (i)		150,000	160,125
Festival Fun Parks LLC 10.875% 4/15/14		250,000	255,625
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (g)(h)		270,000	278,100
Gaylord Entertainment Co.:
6.75% 11/15/14		1,050,000	1,048,688
8% 11/15/13		225,000	230,063
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Host Marriott LP:
6.375% 3/15/15		$ 250,000	$ 248,750
6.75% 6/1/16		100,000	101,375
7.125% 11/1/13		35,000	35,788
ITT Corp. 7.375% 11/15/15		250,000	261,750
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,385,000	2,367,113
MGM Mirage, Inc.:
5.875% 2/27/14		955,000	886,956
6% 10/1/09		50,000	50,000
6.75% 9/1/12		500,000	495,000
6.875% 4/1/16		135,000	129,094
7.625% 1/15/17		1,120,000	1,106,000
8.375% 2/1/11		180,000	188,550
Mohegan Tribal Gaming Authority 7.125% 8/15/14		40,000	40,700
MTR Gaming Group, Inc. 9.75% 4/1/10		385,000	404,250
Park Place Entertainment Corp. 7% 4/15/13		540,000	572,400
Penn National Gaming, Inc.:
6.75% 3/1/15		350,000	352,625
6.875% 12/1/11		80,000	79,800
Royal Caribbean Cruises Ltd. yankee:
7.25% 6/15/16		190,000	192,856
7.5% 10/15/27		125,000	121,875
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (g)		30,000	30,825
Seminole Hard Rock Entertainment, Inc. 7.86% 3/15/14 (g)(i)		780,000	795,600
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		70,000	71,400
7.25% 5/1/12		350,000	357,000
Six Flags, Inc.:
8.875% 2/1/10		400,000	404,500
9.625% 6/1/14		1,090,000	1,046,400
9.75% 4/15/13		730,000	709,925
Speedway Motorsports, Inc. 6.75% 6/1/13		100,000	100,000
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		250,000	262,970
Vail Resorts, Inc. 6.75% 2/15/14		310,000	310,388
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)		40,000	30,000
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.: - continued
9% 1/15/12		$ 280,000	$ 288,400
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		37,000	39,128
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14		1,060,000	1,062,650
			15,431,844
Household Durables - 0.0%
Goodman Global Holdings, Inc. 7.875% 12/15/12		680,000	693,600
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15		350,000	322,000
6.5% 1/15/14		100,000	93,000
8.875% 4/1/12		10,000	9,975
KB Home 7.25% 6/15/18		100,000	97,750
Sealy Mattress Co. 8.25% 6/15/14		50,000	52,310
Technical Olympic USA, Inc.(OLD) 8.25% 4/1/11 (g)		200,000	189,500
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		220,000	236,500
WCI Communities, Inc. 9.125% 5/1/12		35,000	34,913
			1,729,548
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		500,000	498,750
Media - 0.8%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	549,873
Cablemas SA de CV 9.375% 11/15/15		600,000	670,500
Cablevision Systems Corp.:
8% 4/15/12		185,000	187,775
9.82% 4/1/09 (i)		340,000	359,550
Charter Communications Holdings I LLC 9.92% 4/1/14		165,000	157,163
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		2,035,000	2,210,417
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		100,000	106,625
10.25% 9/15/10		615,000	655,713
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (g)		370,000	383,875
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. 6.45% 3/15/37		$ 6,141,000	$ 6,024,745
Cox Communications, Inc. 6.45% 12/1/36 (g)		1,365,000	1,347,260
CSC Holdings, Inc.:
7.25% 4/15/12		460,000	453,675
8.125% 7/15/09		365,000	378,231
Dex Media, Inc.:
0% 11/15/13 (d)		95,000	89,775
0% 11/15/13 (d)		5,000	4,725
8% 11/15/13		260,000	271,700
EchoStar Communications Corp.:
6.375% 10/1/11		450,000	451,125
6.625% 10/1/14		400,000	400,000
7.125% 2/1/16		750,000	770,625
Globo Comunicacoes e Participacoes SA 9.375%		1,790,000	1,877,817
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09		52,000	52,715
Liberty Media Corp.:
5.7% 5/15/13		450,000	425,250
8.5% 7/15/29		630,000	638,663
Net Servicos de Comunicacao SA 9.25% (g)		935,000	971,005
News America Holdings, Inc. 7.75% 12/1/45		170,000	190,018
News America, Inc. 6.2% 12/15/34		5,330,000	5,083,866
Nexstar Broadcasting, Inc. 7% 1/15/14		700,000	712,250
Nielsen Finance LLC/Co.:
0% 8/1/16 (d)(g)		300,000	218,250
10% 8/1/14 (g)		400,000	435,000
PanAmSat Corp.:
6.375% 1/15/08		200,000	199,500
9% 8/15/14		84,000	90,510
Paxson Communications Corp.:
8.6056% 1/15/12 (g)(i)		700,000	714,000
11.6056% 1/15/13 (g)(i)		400,000	419,000
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		280,000	298,200
10.375% 9/1/14 (g)		30,000	33,675
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		700,000	689,500
Time Warner Cable, Inc.:
5.85% 5/1/17 (g)		2,607,000	2,569,923
6.55% 5/1/37 (g)		3,840,000	3,782,753
Time Warner, Inc. 6.625% 5/15/29		4,415,000	4,374,475
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Valassis Communications, Inc. 8.25% 3/1/15 (g)		$ 1,475,000	$ 1,463,938
Visant Holding Corp. 8.75% 12/1/13		450,000	472,500
			41,186,160
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
7.625% 3/15/17 (g)		610,000	611,525
8% 3/15/14		60,000	61,350
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12		920,000	979,800
Michaels Stores, Inc. 10% 11/1/14 (g)		300,000	323,625
Nebraska Book Co., Inc. 8.625% 3/15/12		90,000	90,675
Sally Holdings LLC:
9.25% 11/15/14 (g)		845,000	876,688
10.5% 11/15/16 (g)		230,000	238,338
Sonic Automotive, Inc. 8.625% 8/15/13		1,265,000	1,321,925
Toys 'R' US, Inc.:
7.375% 10/15/18		445,000	391,600
7.625% 8/1/11		755,000	730,463
7.875% 4/15/13		1,290,000	1,212,600
			6,838,589
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.735% 12/15/14 (g)(i)		480,000	495,600
Jostens IH Corp. 7.625% 10/1/12		190,000	193,800
Levi Strauss & Co.:
8.875% 4/1/16		100,000	106,500
9.75% 1/15/15		180,000	196,200
12.25% 12/15/12		315,000	343,350
Warnaco, Inc. 8.875% 6/15/13		300,000	318,750
			1,654,200
TOTAL CONSUMER DISCRETIONARY			74,144,792
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Albertsons, Inc.:
7.45% 8/1/29		250,000	251,995
7.75% 6/15/26		210,000	215,250
CVS Caremark Corp. 6.302% 6/1/37 (i)		5,140,000	5,105,989
Southern States Cooperative, Inc. 10.5% 11/1/10 (g)		365,000	390,550
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Stater Brothers Holdings, Inc.:
7.75% 4/15/15 (g)		$ 520,000	$ 538,200
8.125% 6/15/12		330,000	341,550
SUPERVALU, Inc. 7.5% 11/15/14		785,000	820,325
			7,663,859
Food Products - 0.0%
Bertin Ltda 10.25% 10/5/16 (g)		205,000	231,650
Gruma SA de CV 7.75%		625,000	645,313
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		370,000	390,350
NPI Merger Corp. 9.37% 10/15/13 (g)(i)		20,000	21,000
Pierre Foods, Inc. 9.875% 7/15/12		540,000	552,150
Swift & Co.:
10.125% 10/1/09		350,000	360,500
12.5% 1/1/10		80,000	83,600
			2,284,563
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11		100,000	97,500
Tobacco - 0.0%
Reynolds American, Inc. 7.3% 7/15/15		195,000	205,969
TOTAL CONSUMER STAPLES			10,251,891
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17		130,000	132,275
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		50,000	52,440
7.75% 5/15/17		400,000	424,000
Complete Production Services, Inc. 8% 12/15/16 (g)		260,000	269,750
Hanover Compressor Co.:
7.5% 4/15/13		480,000	494,400
8.625% 12/15/10		20,000	20,900
Hanover Equipment Trust 8.75% 9/1/11		50,000	51,625
Universal Compression, Inc. 7.25% 5/15/10		290,000	297,250
			1,742,640
Oil, Gas & Consumable Fuels - 0.6%
Arch Western Finance LLC 6.75% 7/1/13		350,000	349,563
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Atlas Pipeline Partners LP 8.125% 12/15/15		$ 290,000	$ 301,600
Berry Petroleum Co. 8.25% 11/1/16		320,000	327,200
Chaparral Energy, Inc.:
8.5% 12/1/15		530,000	532,650
8.875% 2/1/17 (g)		210,000	213,150
Chesapeake Energy Corp.:
6.5% 8/15/17		300,000	297,750
6.625% 1/15/16		225,000	226,688
6.875% 1/15/16		780,000	779,025
7.5% 9/15/13		300,000	313,875
7.625% 7/15/13		200,000	212,000
7.75% 1/15/15		430,000	446,663
Drummond Co., Inc. 7.375% 2/15/16 (g)		630,000	614,250
Duke Capital LLC 6.75% 2/15/32		1,195,000	1,198,525
Duke Energy Field Services 6.45% 11/3/36 (g)		2,400,000	2,414,045
El Paso Production Holding Co. 7.75% 6/1/13		390,000	412,425
Forest Oil Corp. 7.75% 5/1/14		450,000	460,688
Foundation Pennsylvania Coal Co. 7.25% 8/1/14		50,000	50,750
Giant Industries, Inc. 8% 5/15/14		80,000	86,000
Massey Energy Co.:
6.625% 11/15/10		40,000	39,500
6.875% 12/15/13		485,000	463,175
Nakilat, Inc. 6.067% 12/31/33 (g)		3,385,000	3,257,758
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)		240,000	231,917
Nexen, Inc. 5.875% 3/10/35		240,000	219,513
Northwest Pipeline Corp. 7% 6/15/16		300,000	321,000
OPTI Canada, Inc. 8.25% 12/15/14 (g)		635,000	674,688
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		55,000	56,100
8.25% 3/15/13		390,000	408,525
Pan American Energy LLC 7.75% 2/9/12 (g)		815,000	835,375
Pemex Project Funding Master Trust:
6.625% 6/15/35		625,000	662,500
7.75%		2,268,000	2,380,200
Petrohawk Energy Corp. 9.125% 7/15/13		1,270,000	1,366,901
Petroleos de Venezuela SA 5.25% 4/12/17		205,000	167,075
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		899,993	901,118
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrozuata Finance, Inc.: - continued
8.22% 4/1/17 (g)		$ 850,000	$ 858,500
Plains All American Pipeline LP:
6.125% 1/15/17 (g)		930,000	934,876
6.65% 1/15/37 (g)		2,125,000	2,143,872
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		390,000	385,613
7.375% 7/15/13		440,000	453,200
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (g)		1,840,000	1,830,616
Ship Finance International Ltd. 8.5% 12/15/13		330,000	341,963
Southern Star Central Corp. 6.75% 3/1/16		60,000	59,328
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		440,000	458,700
Teekay Shipping Corp. 8.875% 7/15/11		30,000	32,100
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16		100,000	101,250
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (g)		215,000	218,763
Williams Companies, Inc.:
7.125% 9/1/11		255,000	267,431
7.625% 7/15/19		30,000	32,925
7.875% 9/1/21		20,000	22,375
8.125% 3/15/12		280,000	303,800
8.75% 3/15/32		165,000	195,938
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11		100,000	105,500
YPF SA 10% 11/2/28		375,000	480,938
			30,449,880
TOTAL ENERGY			32,192,520
FINANCIALS - 1.9%
Capital Markets - 0.3%
E*TRADE Financial Corp.:
7.375% 9/15/13		440,000	457,050
7.875% 12/1/15		400,000	431,000
8% 6/15/11		815,000	853,713
Goldman Sachs Group, Inc. 5.625% 1/15/17		3,200,000	3,132,093
JPMorgan Chase Capital XX 6.55% 9/29/36		5,730,000	5,666,701
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc. 6% 5/3/32 (i)		$ 3,030,000	$ 2,919,163
Morgan Stanley 4.75% 4/1/14		1,635,000	1,538,905
			14,998,625
Commercial Banks - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.167% 6/16/08 (i)		2,577,000	2,557,673
Bank of America NA:
5.3% 3/15/17		1,515,000	1,469,547
6% 10/15/36		5,040,000	4,984,656
Development Bank of Philippines 8.375% (i)		575,000	615,250
KeyCorp Capital Trust VII 5.7% 6/15/35		9,340,000	8,409,250
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		100,000	103,250
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		925,000	995,485
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		560,000	581,560
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		320,000	344,000
Wachovia Bank NA 5.85% 2/1/37		3,200,000	3,094,867
			23,155,538
Consumer Finance - 0.2%
Ford Motor Credit Co. LLC:
5.7% 1/15/10		190,000	183,398
6.625% 6/16/08		840,000	840,757
7% 10/1/13		1,050,000	1,008,000
7.8% 6/1/12		980,000	980,000
7.875% 6/15/10		340,000	343,279
8% 12/15/16		530,000	526,025
8.105% 1/13/12 (i)		220,000	220,000
8.625% 11/1/10		900,000	928,236
9.8056% 4/15/12 (i)		1,000,000	1,077,500
9.875% 8/10/11		300,000	321,362
General Motors Acceptance Corp.:
6.75% 12/1/14		1,135,000	1,127,906
6.875% 9/15/11		950,000	954,750
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.: - continued
8% 11/1/31		$ 2,165,000	$ 2,376,088
GMAC LLC 6.625% 5/15/12		390,000	388,050
Triad Acquisition Corp. 11.125% 5/1/13		190,000	181,450
			11,456,801
Diversified Financial Services - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		320,000	332,800
Cerro Negro Finance Ltd.:
(Reg. S) 7.33% 12/1/09		280,700	279,297
7.33% 12/1/09 (g)		202,100	201,090
Citigroup, Inc. 6.125% 8/25/36		11,575,000	11,581,517
El Paso Performance-Linked Trust 7.75% 7/15/11 (g)		500,000	530,000
ExIm Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for ExIm Ukraine)		700,000	717,500
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (g)		590,000	596,638
JPMorgan Chase Capital XVII 5.85% 8/1/35		7,405,000	6,944,490
NSG Holdings II, LLC 7.75% 12/15/25 (g)		440,000	464,200
Pakistan International Sukuk Co. Ltd. 7.6% 1/27/10 (i)		500,000	511,250
Snoqualmie Entertainment Authority 9.125% 2/1/15 (g)		630,000	659,138
TMK Capital SA 8.5% 9/29/09		1,500,000	1,556,250
Universal City Florida Holding Co. I/II 8.375% 5/1/10		1,010,000	1,040,300
Yankee Acquisition Corp.:
8.5% 2/15/15		110,000	112,200
9.75% 2/15/17		80,000	81,800
ZFS Finance USA Trust V 6.5% 5/9/67 (g)(i)		2,400,000	2,371,680
			27,980,150
Insurance - 0.0%
AMBAC Financial Group, Inc. 6.15% 2/15/37		2,555,000	2,373,066
USI Holdings Corp. 9.75% 5/15/15 (g)		305,000	309,209
			2,682,275
Real Estate Investment Trusts - 0.3%
Archstone-Smith Operating Trust 5.25% 5/1/15		2,080,000	2,020,167
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		40,000	40,800
Highwoods/Forsyth LP 5.85% 3/15/17 (g)		80,000	78,100
HMB Capital Trust V 8.99% 12/15/36 (g)(i)		270,000	221,400
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Host Hotels & Resorts LP 6.875% 11/1/14		$ 460,000	$ 469,775
iStar Financial, Inc. 5.95% 10/15/13		300,000	296,678
Omega Healthcare Investors, Inc.:
7% 4/1/14		870,000	889,575
7% 1/15/16		400,000	410,000
Reckson Operating Partnership LP 6% 3/31/16		4,021,000	3,912,071
Rouse Co. 5.375% 11/26/13		100,000	94,219
Senior Housing Properties Trust:
7.875% 4/15/15		613,000	640,585
8.625% 1/15/12		750,000	813,750
Thornburg Mortgage, Inc. 8% 5/15/13		100,000	100,000
UDR, Inc. 5.5% 4/1/14		2,755,000	2,698,090
Ventas Realty LP:
6.5% 6/1/16		150,000	151,125
6.625% 10/15/14		865,000	873,650
6.75% 4/1/17		310,000	316,588
			14,026,573
Real Estate Management & Development - 0.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,715,000	1,689,275
8.125% 6/1/12		485,000	493,488
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	102,000
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		655,000	654,181
Realogy Corp.:
7.5% 10/15/16 (g)		3,210,000	3,210,000
10.5% 4/15/14 (g)		1,480,000	1,483,700
12.375% 4/15/15 (g)		255,000	247,988
			7,880,632
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 6.375% 6/30/10		45,000	44,915
TOTAL FINANCIALS			102,225,509
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Advanced Medical Optics, Inc. 7.5% 5/1/17 (g)		120,000	118,650
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13		$ 80,000	$ 86,904
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15		310,000	342,550
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (g)		720,000	736,200
Community Health Systems, Inc. 6.5% 12/15/12		80,000	82,600
Concentra Operating Corp.:
9.125% 6/1/12		10,000	10,675
9.5% 8/15/10		110,000	115,500
CRC Health Group, Inc. 10.75% 2/1/16		350,000	389,375
DaVita, Inc.:
6.625% 3/15/13		290,000	290,725
7.25% 3/15/15		615,000	628,838
HCA, Inc.:
6.3% 10/1/12		215,000	205,594
6.5% 2/15/16		1,420,000	1,247,825
9.125% 11/15/14 (g)		600,000	651,750
9.25% 11/15/16 (g)		1,365,000	1,496,381
9.625% 11/15/16 pay-in-kind (g)		1,445,000	1,594,919
HealthSouth Corp. 10.75% 6/15/16 (g)		300,000	328,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		350,000	365,750
Multiplan, Inc. 10.375% 4/15/16 (g)		735,000	782,775
ResCare, Inc. 7.75% 10/15/13		620,000	632,400
Rural/Metro Corp.:
0% 3/15/16 (d)		150,000	121,500
9.875% 3/15/15		180,000	191,700
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)		100,000	112,750
Sun Healthcare Group, Inc. 9.125% 4/15/15 (g)		50,000	52,500
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		100,000	108,500
Tenet Healthcare Corp.:
6.375% 12/1/11		375,000	352,031
6.5% 6/1/12		15,000	13,913
7.375% 2/1/13		675,000	633,656
9.25% 2/1/15		750,000	747,188
U.S. Oncology, Inc.:
9% 8/15/12		280,000	292,250
10.75% 8/15/14		80,000	87,200
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
United Surgical Partners International, Inc.:
8.875% 5/1/17 (g)		$ 220,000	$ 226,875
9.25% 5/1/17 pay-in-kind (g)		440,000	454,300
Universal Hospital Services, Inc.:
8.5% 6/1/15 pay-in-kind (g)		220,000	224,400
8.7594% 6/1/15 (g)(i)		250,000	254,375
			13,862,399
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (d)		100,000	90,750
Mylan Laboratories, Inc. 6.375% 8/15/15		80,000	83,000
			173,750
TOTAL HEALTH CARE			14,154,799
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16		685,000	692,706
Bombardier, Inc.:
6.3% 5/1/14 (g)		925,000	901,875
6.75% 5/1/12 (g)		355,000	358,106
7.45% 5/1/34 (g)		750,000	738,750
8% 11/15/14 (g)		160,000	170,000
Esterline Technologies Corp. 6.625% 3/1/17 (g)		330,000	332,475
			3,193,912
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		50,000	50,500
6.977% 11/23/22		306,767	303,699
7.377% 5/23/19		94,884	92,749
7.379% 11/23/17		32,772	31,379
AMR Corp. 9% 8/1/12		485,000	504,400
Continental Airlines, Inc.:
8.4731% 6/2/13 (i)		100,000	102,500
9.558% 9/1/19		267,626	296,396
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21		82,946	84,190
7.73% 9/15/12		20,920	21,181
8.499% 11/1/12		21,521	22,006
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
9.798% 4/1/21		$ 377,200	$ 419,635
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		1,450,000	101,500
8.3% 12/15/29 (c)		1,000,000	70,000
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		5,740,000	6,012,650
7.779% 1/2/12		72,733	73,460
Northwest Airlines, Inc. 9.875% 3/15/49 (c)		600,000	471,194
United Airlines pass thru trust certificates:
7.032% 4/1/12		1,080,884	1,099,800
7.186% 10/1/12		2,680,399	2,730,657
			12,487,896
Building Products - 0.0%
Nortek, Inc. 8.5% 9/1/14		100,000	99,250
Commercial Services & Supplies - 0.1%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		445,000	447,225
Allied Waste North America, Inc.:
5.75% 2/15/11		370,000	365,375
7.125% 5/15/16		400,000	410,500
7.25% 3/15/15		800,000	826,000
7.875% 4/15/13		120,000	125,400
Aramark Corp.:
8.5% 2/1/15 (g)		640,000	673,600
8.8563% 2/1/15 (g)(i)		130,000	134,225
Cenveo Corp. 7.875% 12/1/13		863,000	859,807
Deluxe Corp. 7.375% 6/1/15 (g)		430,000	439,116
FTI Consulting, Inc.:
7.625% 6/15/13		355,000	363,875
7.75% 10/1/16		400,000	418,000
Mac-Gray Corp. 7.625% 8/15/15		350,000	357,000
Rental Service Corp. 9.5% 12/1/14 (g)		330,000	354,750
			5,774,873
Electrical Equipment - 0.0%
Baldor Electric Co. 8.625% 2/15/17		130,000	139,750
Coleman Cable, Inc. 9.875% 10/1/12 (g)		120,000	125,700
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - continued
General Cable Corp. 7.125% 4/1/17 (g)		$ 80,000	$ 80,600
Sensus Metering Systems, Inc. 8.625% 12/15/13		220,000	226,600
			572,650
Industrial Conglomerates - 0.0%
Nell AF Sarl 8.375% 8/15/15 (g)		75,000	77,625
Machinery - 0.0%
Chart Industries, Inc. 9.125% 10/15/15		40,000	42,400
Commercial Vehicle Group, Inc. 8% 7/1/13		725,000	728,625
Invensys PLC 9.875% 3/15/11 (g)		49,000	52,553
Park-Ohio Industries, Inc. 8.375% 11/15/14		200,000	197,500
			1,021,078
Marine - 0.0%
H-Lines Finance Holding Corp. 0% 4/1/13 (d)		126,000	123,480
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12		332,000	353,580
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)		490,000	521,850
OMI Corp. 7.625% 12/1/13		95,000	97,850
			1,096,760
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (g)		400,000	413,500
7.75% 5/15/16 (g)		400,000	414,000
Hertz Corp.:
8.875% 1/1/14		700,000	753,375
10.5% 1/1/16		360,000	409,950
Kansas City Southern de Mexico, SA de CV 7.375% 6/1/14 (g)		240,000	241,500
Kansas City Southern Railway Co. 7.5% 6/15/09		400,000	409,000
TFM SA de CV 9.375% 5/1/12		65,000	70,038
			2,711,363
Trading Companies & Distributors - 0.0%
Ahern Rentals, Inc. 9.25% 8/15/13		400,000	416,000
Ashtead Capital, Inc. 9% 8/15/16 (g)		300,000	323,250
Ashtead Holdings PLC 8.625% 8/1/15 (g)		275,000	288,750
H&E Equipment Services, Inc. 8.375% 7/15/16		160,000	173,200
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12		400,000	464,000
Penhall International Corp. 12% 8/1/14 (g)		250,000	275,000
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
VWR International, Inc.:
6.875% 4/15/12		$ 30,000	$ 31,163
8% 4/15/14		30,000	32,288
			2,003,651
TOTAL INDUSTRIALS			29,039,058
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 6.5% 1/15/28		650,000	598,000
Nortel Networks Corp.:
9.6056% 7/15/11 (g)(i)		200,000	215,500
10.125% 7/15/13 (g)		500,000	556,250
			1,369,750
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		1,180,000	1,160,825
Electronic Equipment & Instruments - 0.0%
NXP BV:
7.875% 10/15/14 (g)		340,000	349,350
9.5% 10/15/15 (g)		295,000	303,850
			653,200
IT Services - 0.1%
Iron Mountain, Inc.:
6.625% 1/1/16		520,000	500,500
7.75% 1/15/15		300,000	305,250
8.625% 4/1/13		210,000	215,250
SunGard Data Systems, Inc.:
9.125% 8/15/13		1,175,000	1,248,438
10.25% 8/15/15		700,000	764,750
			3,034,188
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27		130,000	132,600
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13		65,000	63,781
9.25% 6/1/16		515,000	539,463
Avago Technologies Finance Ltd. 10.125% 12/1/13		600,000	657,000
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)		$ 1,110,000	$ 1,114,218
9.125% 12/15/14 pay-in-kind (g)		880,000	871,200
9.2299% 12/15/14 (g)(i)		290,000	290,725
10.125% 12/15/16 (g)		1,250,000	1,253,125
Viasystems, Inc. 10.5% 1/15/11		480,000	494,400
			5,283,912
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16		50,000	49,500
Open Solutions, Inc. 9.75% 2/1/15 (g)		90,000	93,375
Serena Software, Inc. 10.375% 3/15/16		230,000	251,275
			394,150
TOTAL INFORMATION TECHNOLOGY			12,028,625
MATERIALS - 0.5%
Chemicals - 0.1%
Equistar Chemicals LP 7.55% 2/15/26		350,000	330,750
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		395,000	416,725
Georgia Gulf Corp.:
9.5% 10/15/14 (g)		755,000	766,325
10.75% 10/15/16 (g)		310,000	313,875
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16		310,000	327,825
Lyondell Chemical Co.:
6.875% 6/15/17		400,000	401,000
8% 9/15/14		500,000	530,000
10.875% 5/1/09		55,000	55,000
Nalco Co. 7.75% 11/15/11		630,000	646,538
Pliant Corp. 0.225% 6/15/09 (e)		60,000	60,300
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12		375,000	396,563
			4,244,901
Construction Materials - 0.0%
U.S. Concrete, Inc. 8.375% 4/1/14		350,000	358,750
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10		105,000	109,725
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		$ 200,000	$ 209,250
Crown Cork & Seal, Inc. 8% 4/15/23		105,000	105,263
Graham Packaging Co. LP/GPC Capital Corp. 8.5% 10/15/12		50,000	50,625
Graphic Packaging International, Inc.:
8.5% 8/15/11		120,000	124,800
9.5% 8/15/13		600,000	642,000
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13		15,000	15,150
8.25% 10/1/12		300,000	306,000
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13		15,000	15,825
8.875% 2/15/09		350,000	357,000
Owens-Illinois, Inc.:
7.35% 5/15/08		50,000	50,500
7.5% 5/15/10		395,000	403,888
7.8% 5/15/18		45,000	46,688
Tekni-Plex, Inc. 10.875% 8/15/12		40,000	44,400
Vitro SAB de CV 8.625% 2/1/12 (g)		890,000	921,150
			3,402,264
Metals & Mining - 0.2%
CAP SA 7.375% 9/15/36 (g)		200,000	202,020
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)(h)		970,000	982,504
Evraz Group SA (Reg. S) 8.25% 11/10/15		665,000	689,938
Evraz Securities SA 10.875% 8/3/09		500,000	543,150
FMG Finance Property Ltd.:
9.36% 9/1/11 (g)(i)		150,000	159,750
10% 9/1/13 (g)		530,000	593,600
10.625% 9/1/16 (g)		195,000	234,488
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		375,000	383,438
8.25% 4/1/15		400,000	432,000
8.375% 4/1/17		1,000,000	1,092,500
8.5463% 4/1/15 (i)		840,000	882,000
Noranda Aluminium Acquisition Corp. 9.36% 5/15/15 pay-in-kind (g)(i)		300,000	302,250
Novelis, Inc. 7.25% 2/15/15		460,000	485,300
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
PNA Group, Inc. 10.75% 9/1/16 (g)		$ 130,000	$ 143,650
RathGibson, Inc. 11.25% 2/15/14		350,000	370,125
Tube City IMS Corp. 9.75% 2/1/15 (g)		635,000	669,925
United States Steel Corp. 6.65% 6/1/37		3,395,000	3,351,334
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,701,725
			14,219,697
Paper & Forest Products - 0.1%
Buckeye Technologies, Inc. 8.5% 10/1/13		450,000	474,750
Georgia-Pacific Corp.:
7.125% 1/15/17 (g)		700,000	699,090
7.375% 12/1/25		15,000	14,550
7.75% 11/15/29		10,000	9,850
8% 1/15/24		130,000	129,513
8.125% 5/15/11		605,000	629,200
Glatfelter 7.125% 5/1/16		230,000	234,600
Millar Western Forest Products Ltd. 7.75% 11/15/13		120,000	103,800
Stone Container Corp. 8.375% 7/1/12		700,000	721,000
Stone Container Finance Co. 7.375% 7/15/14		400,000	398,000
			3,414,353
TOTAL MATERIALS			25,639,965
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 6.8% 5/15/36		2,000,000	2,117,042
Eschelon Operating Co. 8.375% 3/15/10		396,000	382,635
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (i)		280,000	286,300
Intelsat Ltd.:
7.625% 4/15/12		270,000	252,450
9.25% 6/15/16		850,000	937,125
11.25% 6/15/16		1,400,000	1,599,500
Level 3 Financing, Inc.:
8.75% 2/15/17 (g)		1,590,000	1,629,750
9.25% 11/1/14 (g)		310,000	323,175
12.25% 3/15/13		1,050,000	1,225,875
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		75,000	81,281
NTL Cable PLC:
8.75% 4/15/14		300,000	317,250
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
NTL Cable PLC: - continued
9.125% 8/15/16		$ 860,000	$ 933,100
PT Indosat International Finance Co. BV 7.125% 6/22/12 (g)		220,000	223,850
Qwest Capital Funding, Inc.:
7% 8/3/09		50,000	50,500
7.25% 2/15/11		285,000	289,988
7.625% 8/3/21		20,000	20,000
Qwest Communications International, Inc.:
7.5% 2/15/14		1,360,000	1,404,200
7.5% 2/15/14		60,000	61,875
8.86% 2/15/09 (i)		340,000	344,250
Qwest Corp.:
7.5% 10/1/14		500,000	526,250
7.625% 6/15/15		610,000	646,600
8.6049% 6/15/13 (i)		90,000	98,438
SBC Communications, Inc.:
6.15% 9/15/34		500,000	489,910
6.45% 6/15/34		220,000	222,392
Sprint Capital Corp. 8.75% 3/15/32		6,890,000	7,942,275
Telecom Italia Capital SA 7.2% 7/18/36		1,040,000	1,090,291
Telefonica de Argentina SA 9.125% 11/7/10		404,000	432,280
Telefonica Emisiones SAU 7.045% 6/20/36		3,825,000	4,056,481
Telenet Group Holding NV 0% 6/15/14 (d)(g)		52,000	49,140
U.S. West Capital Funding, Inc. 6.375% 7/15/08		375,000	376,875
U.S. West Communications:
6.875% 9/15/33		415,000	398,919
7.5% 6/15/23		300,000	306,000
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	6,042,222
Windstream Corp.:
8.125% 8/1/13		200,000	214,750
8.625% 8/1/16		350,000	381,063
			35,754,032
Wireless Telecommunication Services - 0.2%
American Tower Corp. 7.5% 5/1/12		105,000	109,463
Centennial Communications Corp. 10% 1/1/13		450,000	487,125
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		310,000	323,175
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Cricket Communications, Inc. 9.375% 11/1/14		$ 480,000	$ 510,000
Digicel Group Ltd. 8.875% 1/15/15 (g)		490,000	487,550
Digicel Ltd. 9.25% 9/1/12 (g)		820,000	869,200
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15		500,000	484,375
8.375% 3/15/13		1,000,000	1,055,000
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (i)		195,000	208,163
Megafon SA 8% 12/10/09		100,000	103,500
MetroPCS Wireless, Inc.:
9.25% 11/1/14 (g)		850,000	898,875
9.25% 11/1/14 (g)		528,750	528,750
Millicom International Cellular SA 10% 12/1/13		285,000	312,075
Mobile Telesystems Finance SA:
8% 1/28/12 (g)		260,000	273,650
8.375% 10/14/10 (g)		1,085,000	1,143,590
Orascom Telecom Finance SCA 7.875% 2/8/14 (g)		110,000	107,418
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		500,000	517,500
Rogers Communications, Inc. 8% 12/15/12		355,000	377,631
Rural Cellular Corp. 8.25% 3/15/12		360,000	377,100
Telecom Personal SA 9.25% 12/22/10 (g)		1,085,000	1,154,169
			10,328,309
TOTAL TELECOMMUNICATION SERVICES			46,082,341
UTILITIES - 0.6%
Electric Utilities - 0.1%
AES Gener SA 7.5% 3/25/14		70,000	74,375
Chivor SA E.S.P. 9.75% 12/30/14 (g)		493,000	565,718
Commonwealth Edison Co. 5.4% 12/15/11		1,608,000	1,578,984
Compania de Transporte de Energia Electica de Alta Tension Transener SA 8.875% 12/15/16 (g)		400,000	409,000
Mirant Americas Generation LLC:
8.3% 5/1/11		400,000	427,000
8.5% 10/1/21		350,000	378,875
National Power Corp. 6.875% 11/2/16 (g)		200,000	204,750
Nevada Power Co. 6.5% 5/15/18		790,000	819,941
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)		2,290,000	2,226,963
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Reliant Energy, Inc. 6.75% 12/15/14		$ 400,000	$ 418,000
Sierra Pacific Resources 7.803% 6/15/12		290,000	307,400
			7,411,006
Gas Utilities - 0.1%
NiSource Finance Corp. 5.45% 9/15/20		1,650,000	1,512,395
Transportadora de Gas del Sur SA:
(Reg. S) 8% 12/15/13 (e)		204,800	207,872
7.875% 5/14/17 (g)		555,000	549,450
8% 12/15/13 (e)		295,000	302,375
8% 12/15/13 (e)(g)		50,000	51,250
			2,623,342
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 3/1/14		1,400,000	1,475,250
8.75% 6/15/08		2,000	2,055
8.75% 5/15/13 (g)		35,000	37,275
8.875% 2/15/11		982,000	1,059,333
9% 5/15/15 (g)		625,000	667,188
9.375% 9/15/10		7,000	7,674
9.5% 6/1/09		19,000	20,259
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11		9,230,000	9,783,800
8.25% 4/15/12 (g)		90,000	97,200
Mirant North America LLC 7.375% 12/31/13		1,020,000	1,078,650
NRG Energy, Inc.:
7.25% 2/1/14		1,300,000	1,335,750
7.375% 2/1/16		1,280,000	1,321,600
Tenaska Alabama Partners LP 7% 6/30/21 (g)		475,974	497,393
TXU Corp. 5.55% 11/15/14		3,140,000	2,788,948
			20,172,375
Multi-Utilities - 0.0%
CMS Energy Corp.:
6.3% 2/1/12		115,000	116,725
Corporate Bonds - continued
		Principal Amount (l)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
CMS Energy Corp.: - continued
9.875% 10/15/07		$ 135,000	$ 136,688
Utilicorp Canada Finance Corp. 7.75% 6/15/11		105,000	113,138
			366,551
TOTAL UTILITIES			30,573,274
TOTAL NONCONVERTIBLE BONDS			376,332,774
TOTAL CORPORATE BONDS (Cost $369,018,345)			376,381,399
U.S. Government and Government Agency Obligations - 26.7%

U.S. Government Agency Obligations - 2.2%
Fannie Mae:
4.375% 7/17/13		8,745,000	8,334,186
5% 2/16/12		8,000,000	7,937,528
Freddie Mac:
5.25% 7/18/11 (f)		100,000,000	100,273,100
5.25% 11/5/12		280,000	277,680
Tennessee Valley Authority 5.375% 4/1/56		385,000	374,613
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			117,197,107
U.S. Treasury Inflation Protected Obligations - 5.8%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		3,250,950	3,099,648
2% 1/15/14		179,088,538	173,542,973
2% 4/15/12		20,233,600	19,729,154
2% 7/15/14		16,336,500	15,815,496
2.375% 4/15/11		74,468,880	74,032,337
3.5% 1/15/11		23,590,600	24,424,760
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			310,644,368
U.S. Treasury Obligations - 18.7%
U.S. Treasury Bond stripped principal:
5/15/30		35,870,000	11,339,834
U.S. Government and Government Agency Obligations - continued
		Principal Amount (l)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bond stripped principal: - continued
2/15/15		$ 78,530,000	$ 54,039,084
U.S. Treasury Bonds 6.25% 5/15/30 (f)		138,559,000	160,620,225
U.S. Treasury Notes:
stripped principal 2/15/12		75,970,000	60,549,685
4.25% 8/15/13 (f)		37,179,000	36,040,393
4.25% 8/15/14		50,000,000	48,082,050
4.5% 9/30/11		91,855,000	90,584,829
4.5% 4/30/12 (h)		219,505,000	216,111,234
4.75% 1/31/12 (f)		130,000,000	129,390,560
4.75% 5/15/14 (f)		185,157,000	183,797,207
TOTAL U.S. TREASURY OBLIGATIONS			990,555,101
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,431,636,947)			1,418,396,576
U.S. Government Agency - Mortgage Securities - 10.0%

Fannie Mae - 9.3%
3.836% 10/1/33 (i)		2,979,933	2,946,045
4.682% 5/1/35 (i)		3,749,265	3,754,657
5% 6/1/22 (h)		10,000,000	9,746,240
5% 6/1/22 (h)		15,000,000	14,619,360
5% 6/1/37 (h)		1,000,000	951,291
5% 6/1/37 (h)		112,000,000	106,544,626
5.095% 5/1/35 (i)		3,356,020	3,376,623
5.292% 12/1/35 (i)		1,551,452	1,546,840
5.306% 2/1/36 (i)		2,614,337	2,607,440
5.5% 6/1/37 (h)		54,000,000	52,708,190
5.5% 6/1/37 (h)		75,000,000	73,205,820
5.5% 6/1/37 (h)		50,000,000	48,803,880
5.5% 6/12/37 (h)		100,000,000	97,607,760
6% 6/1/22 (h)		1,000,000	1,009,839
6% 6/1/37 (h)		20,000,000	19,970,442
6% 6/1/37 (h)		45,000,000	44,933,495
6.5% 6/1/37 (h)		8,000,000	8,124,393
TOTAL FANNIE MAE			492,456,941
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (l)	Value
Freddie Mac - 0.7%
6% 6/12/37 (h)		$ 40,000,000	$ 39,965,884
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $533,556,448)			532,422,825
Asset-Backed Securities - 0.5%

ACE Securities Corp. Series 2005-SD1 Class A1, 5.72% 11/25/50 (i)		39,340	39,368
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (g)(i)		2,590,000	2,589,968
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (g)		2,215,000	2,209,551
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (i)		725,000	711,453
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,500,455
Class D, 7.16% 1/15/13 (g)		160,000	160,106
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (g)		340,000	339,334
Class C, 5.77% 5/20/10 (g)		325,000	325,620
Class D, 6.15% 4/20/11 (g)		550,000	553,597
Capmark VII Ltd. Series 2006-7A Class H, 6.87% 8/20/36 (g)(i)		500,000	463,750
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (g)(i)		290,000	191,400
Concord Real Estate CDO Ltd./LLC Series 2006-1A:
Class E, 6.52% 12/25/46 (g)(i)		250,000	245,629
Class F, 7.07% 12/25/46 (g)(i)		250,000	243,111
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (g)		1,067,603	931,484
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (g)		235,000	237,965
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (g)		1,175,000	1,180,608
Series 2006-C Class D, 6.89% 5/15/13 (g)		915,000	912,221
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (g)		1,425,000	1,413,244
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.97% 9/25/46 (g)(i)		250,000	241,800
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (g)		250,000	62,500
Asset-Backed Securities - continued
		Principal Amount (l)	Value
Kent Funding III Ltd. Series 2006-3A Class D, 8.46% 10/31/36 (i)		$ 249,266	$ 210,007
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36 (i)		150,000	106,415
Newcastle CDO VIII Series 2006-8A Class 10, 7.57% 11/1/52 (g)(i)		250,000	238,108
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.6549% 12/15/26 (g)(i)		185,000	180,782
SIRENS B.V. Series 2007-2 Class A1, 7.155% 4/13/10 (g)(i)		10,000,000	9,853,000
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (g)(i)		100,000	50,000
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (g)		1,390,000	1,386,707
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 7.82% 10/25/36 (g)(i)		1,330,000	925,181
TOTAL ASSET-BACKED SECURITIES (Cost $28,432,574)			27,503,364
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (i)		201,427	180,236
Series 2003-9 Class B5, 4.5164% 8/25/18 (g)		333,293	166,646
Banc of America Mortgage Securities, Inc. Series 2004-7 Class 15B4, 5.3049% 8/25/19 (g)(i)		82,296	72,875
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (i)(k)		16,450,360	2,025,039
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		102,024	85,350
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		94,487	80,546
Series 2003-35 Class B, 4.639% 9/25/18 (i)		180,979	159,135
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-17 Class B4, 5.389% 6/25/33 (g)(i)		397,706	344,777
Series 2004-3 Class DB4, 5.8427% 4/25/34 (i)		119,225	53,019
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (g)(i)		250,000	252,375
Class G, 6.78% 3/18/11 (g)(i)		250,000	249,459
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (g)		113,603	113,603
Collateralized Mortgage Obligations - continued
		Principal Amount (l)	Value
Private Sponsor - continued
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (g)		$ 170,504	$ 133,404
Merrill Lynch Mortgage Investors, Inc. Series 2003-E Class XA1, 1% 10/25/28 (i)(k)		569,941	1,829
Nomura Home Equity Loan, Inc. floater Series 2006-FM2 Class B1, 7.62% 7/25/36 (i)		4,165,000	2,777,014
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 6.97% 6/10/35 (g)(i)		37,085	37,595
Class B5, 7.57% 6/10/35 (g)(i)		27,814	28,266
Class B6, 8.07% 6/10/35 (g)(i)		13,907	14,185
RESIX Finance Ltd. floater Series 2007-A Class BB, 8.67% 2/15/39 (g)(i)		499,199	496,703
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 7.32% 9/25/35 (g)(i)		530,000	265,000
Series 2006-BC5 Class B, 7.82% 12/25/36 (i)		1,050,000	637,875
Wells Fargo Mortgage Backed Securities Trust Series 2003-12 Class B6, 4.75% 11/25/18 (g)		325,591	154,656
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,871,629)			8,329,587
Commercial Mortgage Securities - 0.5%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.7706% 2/14/29 (g)(i)		750,000	790,078
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,593,523
Class B5, 7.525% 4/14/29		129,000	123,155
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWF, 7.55% 10/11/37 (g)		97,003	107,500
Class BWH, 9.073% 10/11/37 (g)		97,003	115,133
Class BWJ, 9.99% 10/11/37 (g)		97,003	119,728
Bear Stearns Commercial Mortgage Securities Trust Series 2007-BBA8 Class L, 7.22% 3/15/22 (g)(i)		100,000	100,000
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (g)		78,207	78,207
Citigroup Commercial Mortgage Trust Series 2006-FL2 Class CNP3, 6.52% 8/16/21 (g)(i)		5,182,308	5,182,308
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (g)		500,000	510,888
Commercial Mortgage Securities - continued
		Principal Amount (l)	Value
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (g)		$ 550,000	$ 560,679
Commercial Mortgage pass-thru certificates Series 2001-J1A Class G, 7.1769% 2/14/34 (g)(i)		500,000	525,152
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (i)		500,000	533,768
Series 1998-C1 Class H, 6% 5/17/40 (g)		130,000	64,675
Series 2003-C3 Class J, 4.231% 5/15/38 (g)		300,000	266,253
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 7.22% 2/15/22 (g)(i)		100,000	100,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		500,000	566,738
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.7188% 4/29/39 (g)(i)		264,363	268,266
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		5,809,348	5,649,658
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		200,000	200,457
GMAC Commercial Mortgage Securities, Inc.:
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		500,000	501,277
Series 1999-C2I Class K, 6.481% 9/15/33		285,000	163,163
Series 1999-C3:
Class J, 6.974% 8/15/36 (g)		226,000	222,222
Class K, 6.974% 8/15/36 (g)		427,000	344,803
Series 2000-C1 Class K, 7% 3/15/33 (g)		90,000	82,505
Series 2003-J10 Class B2, 6.75% 4/15/29 (i)		500,000	493,340
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class J, 5.234% 11/5/13 (g)(i)		250,000	238,855
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A Class J, 7.07% 6/6/20 (g)(i)		250,000	250,000
Series 1998-GLII Class G, 7.1908% 4/13/31 (g)(i)		600,000	626,147
Series 2006-RR2:
Class M, 5.8117% 6/1/46 (g)(i)		100,000	70,024
Class N, 5.8117% 6/1/46 (g)(i)		100,000	63,995
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		250,000	246,761
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38		1,036,785	1,034,406
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class SFL, 6.57% 9/15/21 (g)(i)		500,000	500,000
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (g)(i)		100,000	86,866
Commercial Mortgage Securities - continued
		Principal Amount (l)	Value
Merrill Lynch Mortgage Trust: - continued
Series 2006-KEY2 Class L, 5.091% 8/12/39 (g)		$ 300,000	$ 244,048
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		366,860	437,180
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 4/12/17 (g)	CAD	107,000	81,386
Class G, 4.456% 4/12/17 (g)	CAD	54,000	39,846
Class H, 4.456% 4/12/17 (g)	CAD	36,000	23,230
Class J, 4.456% 4/12/17 (g)	CAD	36,000	21,525
Class K, 4.456% 4/12/18 (g)	CAD	18,000	9,484
Class L, 4.456% 4/12/18 (g)	CAD	26,000	13,185
Class M, 4.456% 4/12/18 (g)	CAD	130,000	46,314
Series 2007-1:
Class F, 4.57% 4/12/17	CAD	126,000	100,047
Class G, 4.57% 4/12/17	CAD	42,000	32,006
Class H, 4.57% 4/12/17	CAD	42,000	28,257
Class J, 4.57% 4/12/17	CAD	42,000	25,847
Class K, 4.57% 4/12/17	CAD	21,000	11,846
Class L, 4.57% 4/12/17	CAD	63,000	34,280
Class M, 4.57% 4/12/18	CAD	185,000	70,137
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E6, 6.5% 2/18/34 (g)(i)		165,000	160,123
Class F6, 6.5% 2/18/34 (g)(i)		37,000	34,891
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (g)		90,000	88,847
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, 10.8463% 9/25/26 (g)(i)		400,000	380,320
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,346,303)			24,263,329
Foreign Government and Government Agency Obligations - 1.2%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		1,246,708	1,302,810
5.475% 8/3/12 (i)		1,451,250	1,389,330
7% 3/28/11		1,450,000	1,441,421
7% 9/12/13		2,680,000	2,573,247
Brazilian Federative Republic:
7.125% 1/20/37		165,000	185,790
8.25% 1/20/34		410,000	523,160
Foreign Government and Government Agency Obligations - continued
		Principal Amount (l)	Value
Brazilian Federative Republic: - continued
8.75% 2/4/25		$ 280,000	$ 363,300
11% 8/17/40		1,900,000	2,544,100
12.25% 3/6/30		595,000	1,050,175
12.75% 1/15/20		290,000	461,825
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		25,000	29,219
Central Bank of Nigeria promissory note 5.092% 1/5/10		580,693	563,248
Colombian Republic:
7.16% 11/16/15 (i)		355,000	385,175
7.375% 9/18/37		1,630,000	1,822,340
11.75% 2/25/20		347,000	517,030
Dominican Republic:
Brady 6.3125% 8/30/09 (i)		64,573	64,573
6.1875% 8/30/24 (i)		1,700,000	1,696,600
9.04% 1/23/18 (g)		1,043,793	1,224,369
9.5% 9/27/11		657,061	705,027
Ecuador Republic:
10% 8/15/30 (Reg. S)		1,915,000	1,704,350
euro par 5% 2/28/25		153,000	109,395
Indonesian Republic:
6.625% 2/17/37 (g)		475,000	473,813
6.75% 3/10/14		975,000	1,021,313
Islamic Republic of Pakistan:
6.75% 2/19/09		65,000	65,163
7.125% 3/31/16 (g)		200,000	203,000
Lebanese Republic:
7.125% 3/5/10		50,000	48,000
7.75% 9/7/12		400,000	381,000
7.875% 5/20/11 (Reg. S)		1,040,000	1,006,200
8.625% 6/20/13		150,000	147,938
8.63% 11/30/09 (g)(i)		105,000	104,344
8.63% 11/30/09 (i)		1,400,000	1,391,250
Peruvian Republic:
6.1425% 3/7/27 (i)		340,000	339,116
euro Brady past due interest 6.125% 3/7/17 (i)		1,379,700	1,379,700
Philippine Republic:
8.25% 1/15/14		1,105,000	1,234,838
8.875% 3/17/15		380,000	445,094
9% 2/15/13		630,000	719,019
9.5% 2/2/30		175,000	234,500
9.875% 1/15/19		1,110,000	1,451,325
Foreign Government and Government Agency Obligations - continued
		Principal Amount (l)	Value
Philippine Republic: - continued
10.625% 3/16/25		$ 715,000	$ 1,034,963
Polish Government 5% 10/19/15		25,000	24,238
Republic of Fiji 6.875% 9/13/11		300,000	288,000
Republic of Hungary 4.75% 2/3/15		25,000	23,716
Republic of Iraq 5.8% 1/15/28 (g)		500,000	318,450
Republic of Serbia 3.75% 11/1/24 (e)(g)		740,000	702,556
Russian Federation:
7.5% 3/31/30 (Reg. S)		4,981,965	5,582,915
12.75% 6/24/28 (Reg. S)		765,000	1,384,650
South African Republic 6.5% 6/2/14		25,000	26,328
Turkish Republic:
6.875% 3/17/36		975,000	942,094
7% 9/26/16		1,870,000	1,916,750
7.375% 2/5/25		455,000	471,494
11% 1/14/13		1,380,000	1,684,980
11.5% 1/23/12		775,000	944,338
11.875% 1/15/30		990,000	1,543,163
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		1,850,000	1,878,453
Ukraine Government 8.775% 8/5/09 (i)		850,000	900,490
United Mexican States:
6.75% 9/27/34		85,000	94,563
7.5% 4/8/33		575,000	694,313
8.3% 8/15/31		815,000	1,063,575
Uruguay Republic 8% 11/18/22		906,902	1,057,448
Venezuelan Republic:
6% 12/9/20		335,000	295,135
6.355% 4/20/11 (i)		1,490,000	1,460,200
7.65% 4/21/25		1,080,000	1,082,700
9.25% 9/15/27		810,000	936,765
9.375% 1/13/34		550,000	639,375
10.75% 9/19/13		1,155,000	1,344,420
13.625% 8/15/18		778,000	1,124,210
Vietnamese Socialist Republic Brady par 4% 3/12/28 (e)		90,000	78,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $59,092,998)			60,840,679
Common Stocks - 0.0%
		Shares	Value
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. (a)		56,206	$ 1,070,724
Northwest Airlines Corp. (a)		385,675	385,675
			1,456,399
TOTAL COMMON STOCKS (Cost $837,142)			1,456,399
Nonconvertible Preferred Stocks - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Rural Cellular Corp. 12.25% pay-in-kind (Cost $587,600)		520	572,000
Floating Rate Loans - 0.0%
	Principal Amount (l)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 7.478% 10/25/07 (i)	$ 257,941	258,263
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (i)	9,975	10,037
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (i)	500,000	503,750
		513,787
TOTAL CONSUMER DISCRETIONARY		772,050
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.86% 2/27/14 (i)	110,000	111,238
Tranche B 1LN, term loan 8.1099% 2/27/13 (i)	79,800	80,299
		191,537
Floating Rate Loans - continued
	Principal Amount (l)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (i)	$ 250,000	$ 251,875
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (i)	209,211	209,211
		461,086
Real Estate Management & Development - 0.0%
EOP Operating LP term loan 7.97% 2/28/09 (i)	12,268	12,268
Tishman Speyer Properties term loan 7.07% 12/27/12 (i)	80,000	80,200
		92,468
TOTAL FINANCIALS		745,091
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.89% 3/6/14 (i)	10,000	10,013
TOTAL FLOATING RATE LOANS (Cost $1,518,912)		1,527,154
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Citibank 4.5% 12/14/19 (i)	128,000	124,800
- Credit Suisse First Boston 6.25% 3/28/13 (i)	98,751	97,764
- Deutsche Bank 6.25% 3/28/13 (i)	11,623	11,507
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $222,402)		234,071
Fixed-Income Funds - 62.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	2,471,026	245,199,901
Fidelity 2-5 Year Duration Securitized Bond Central Fund (j)	3,009,269	297,616,663
Fidelity Corporate Bond 1-10 Year Central Fund (j)	6,633,931	662,597,001
Fidelity Floating Rate Central Fund (j)	1,859,735	187,814,638
Fixed-Income Funds - continued
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (j)	8,918,075	$ 881,730,061
Fidelity Ultra-Short Central Fund (j)	10,310,707	1,022,203,505
TOTAL FIXED-INCOME FUNDS (Cost $3,298,798,312)		3,297,161,769
Cash Equivalents - 16.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07:
(Collateralized by U.S. Government Obligations) #	$ 295,624,652	295,581,000
(Collateralized by U.S. Government Obligations) # (b)	564,429,398	564,346,000
TOTAL CASH EQUIVALENTS (Cost $859,927,000)		859,927,000
TOTAL INVESTMENT PORTFOLIO - 124.4% (Cost $6,617,846,612)		6,609,016,152
NET OTHER ASSETS - (24.4)%		(1,297,246,982)
NET ASSETS - 100%		$ 5,311,769,170
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Recieve monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 134,000	(3,275)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	134,000	(2,607)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7
Class B3, 8.85% 7/25/34

	August 2034	$ 134,000	$ (2,758)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	(708)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	(1,603)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	(1,264)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	(3,111)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	(3,987)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	5,325,000	(10,906)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34

	March 2034	$ 91,360	$ (1,780)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	49,924	(517)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	11,800	(55)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	1,200,000	(35,580)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	(214)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	1,200,000	(16,410)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	1,200,000	(83,388)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12

	June 2012	$ 4,000,000	$ 1,976
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	3,955,000	13,913
TOTAL CREDIT DEFAULT SWAPS		18,205,084	(152,274)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	(31,738)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	(49,288)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2014	1,135,000	(31,620)
Receive semi-annually a fixed rate equal to 5.015% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2012	50,000,000	(732,570)
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	(939,263)
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	152,715
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	15,000,000	34,196
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	$ 100,000,000	$ (900,230)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	(39,906)
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	10,209
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	1,995,780
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	2,336,310
Receive semi-annually a fixed rate of 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	499,130
TOTAL INTEREST RATE SWAPS		618,635,000	2,303,725
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 17.5 basis points with Lehman Brothers, Inc.	Sept. 2007	25,000,000	(372,838)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	July 2007	50,000,000	(749,982)
TOTAL TOTAL RETURN SWAPS		75,000,000	(1,122,820)
		$ 711,840,084	$ 1,028,631
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,285,491 or 2.4% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Principal amount is stated in United States dollars unless otherwise noted.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$295,581,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 2,395,142
BNP Paribas Securities Corp.	3,397,731
Banc of America Securities LLC	99,360,070
Bank of America, NA	13,590,926
Barclays Capital, Inc.	26,317,631
Citigroup Global Markets, Inc.	6,795,463
Countrywide Securities Corp.	33,977,314
Greenwich Capital Markets, Inc.	3,397,731
Merrill Lynch Government Securities, Inc.	6,795,463
Societe Generale, New York Branch	25,482,985
UBS Securities LLC	67,954,628
WestLB AG	6,115,916
$ 295,581,000
$564,346,000 due 6/01/07 at 5.32%
Barclays Capital, Inc.	$ 564,346,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 5,299,447
Fidelity 2-5 Year Duration Securitized Bond Central Fund	6,307,012
Fidelity Corporate Bond 1-10 Year Central Fund	13,122,655
Fidelity Floating Rate Central Fund	6,854,822
Fidelity Mortgage Backed Securities Central Fund	15,151,811
Fidelity Ultra-Short Central Fund	22,113,809
Total	$ 68,849,556
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 246,488,959*	$ -	$ 245,199,901	8.8%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	300,625,782*	-	297,616,663	8.7%
Fidelity Corporate Bond 1-10 Year Central Fund	-	665,043,122*	-	662,597,001	9.5%
Fidelity Floating Rate Central Fund	66,958,885	120,002,045	-	187,814,638	8.0%
Fidelity Mortgage Backed Securities Central Fund	-	890,660,567*	-	881,730,061	10.5%
Fidelity Ultra-Short Central Fund	414,088,852	609,578,771*	-	1,022,203,505	6.8%
Total	$ 481,047,737	$ 2,832,399,246	$ -	$ 3,297,161,769
* Includes the value of shares received through in-kind contributions.
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $6,617,530,706. Net unrealized depreciation aggregated $8,514,554, of which $30,149,588 related to appreciated investment securities and $38,664,142 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 24, 2007